UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

July 31, 2020

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2020

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

July 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on August 1, 2019, Treasury and municipal bond markets were in the midst of a rally that would continue into September, propelled by lower-than-desired inflation, low European interest rates, on-again/ off-again trade-conflict rhetoric with China, and U.S. Federal Reserve (the Fed) comments the previous March that were more dovish than the market had expected — leading many investors to conclude that further Fed rate hikes were off the table for 2019.

Additional support for the rally came on July 31, 2019, the day before the period opened, when the Fed reversed course and cut the federal funds rate — its first reduction in over a decade. Two additional rate cuts followed in September and October.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed for 2019 at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

In January 2020, however, news of the outbreak of a new coronavirus in China raised investor concerns and led to a “flight to quality” that revived the bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. The historically strong correlation between municipal bonds and Treasurys briefly broke down, as economic activity decreased and credit markets, along with equities, declined in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to shore up the credit markets. At its July meeting, the Fed provided additional reassurance that it would maintain rates around zero for the foreseeable future and use all tools at its disposal to support the U.S. economy. These moves helped calm the markets and initiated a new municipal bond rally that began in April and lasted through the end of the period.

The rally was also driven by market technical factors as municipal bond demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed income asset classes, municipal bond funds saw net inflows for the first seven months of 2020 as a whole — despite pandemic-induced record outflows in March and April.

Additional demand came from coupon payments and large numbers of bonds maturing on July 1, generating substantial amounts of cash for bond holders to reinvest.

For the 12-month period ended July 31, 2020, rates declined across the municipal bond yield curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 5.36% for the fiscal year — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the fiscal year ended July 31, 2020, the Arizona, Connecticut, Minnesota, New Jersey and Pennsylvania Funds’ Class A shares at net asset value (NAV) underperformed the 5.36% return of the Funds’ primary benchmark, the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to seek to capture their historically higher yields and greater income streams than shorter-maturity municipal issues.

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV returned 4.38%, underperforming the 5.36% return of the Index. Detractors from performance versus the Index included an underweight position, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; security selection in the transportation sector; and the Fund’s hedging strategy. By using Treasury futures, management hedges to various degrees against the greater potential risk of volatility caused by investing in bonds at the long end of the yield curve. As a risk management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. So in a period when municipal and Treasury bonds generally rose in price, the Fund’s Treasury futures hedge mitigated a portion of that increase, and was thus a detractor from relative performance versus the unhedged Index. As of period-end, however, the Fund no longer employed a hedging strategy and its Treasury futures position had been eliminated.

In contrast, contributors to performance versus the Index included an overweight position in AA-rated bonds and an underweight position in BBB-rated bonds, during a period when higher-rated issues generally outperformed lower-rated issues; a longer average duration (sensitivity to interest rate changes) than the Index during a period when interest rates fell and bond prices generally rose; and an overweight in bonds with 12–22 years remaining to maturity, during a period when longer-maturity issues outperformed shorter-maturity issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2020

Management’s Discussion of Fund Performance — continued

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 3.99%, underperforming the 5.36% return of the Index. Detractors from performance versus the Index included an overweight position in prerefunded, or escrowed, bonds; an underweight position in zero-coupon bonds; and security selection in AAA-rated bonds. Key contributors to performance versus the Index included an overweight position in the education sector, an overweight position in 4.00% coupon bonds, and an overweight position in bonds with 12–17 years remaining to maturity.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 4.42%, underperforming the 5.36% return of the Index. Security selection in the health care and education sectors, as well as an underweight position in bonds with 17 or more years remaining to maturity, detracted from Fund performance relative to the Index. Contributors to results versus the Index included an overweight position in local general obligation (GO) bonds, an overweight position in zero-coupon bonds, and an overweight position in AAA-rated bonds.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 4.68%, underperforming the 5.36% return of the Index. Detractors from performance versus the Index included security selection in the health care and education sectors, as well as with security selection and an underweight position in bonds with 22 years or more remaining to maturity. In contrast, security selection and an overweight position in local GO bonds, an overweight position in zero-coupon bonds, and security selection in BBB-rated bonds all contributed to results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 4.26%, underperforming the 5.36% return of the Index. An overweight position in prerefunded bonds, an underweight position in AAA-rated bonds along with an overweight position in bonds rated BBB and below, and security selection in zero-coupon bonds all detracted from Fund performance versus the Index. In contrast, contributors to Fund performance relative to the Index included security selection in the water and sewer sector, security selection in 4.00%–4.50% coupon bonds, and the Fund’s use of leveraged investments. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets; during this period of generally rising bond prices, leverage contributed to performance versus the Index, which does not employ leverage.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2020

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/13/1993	07/25/1991	4.38%	3.76%	4.06%
Class A with 4.75% Maximum Sales Charge	—	—	–0.62	2.75	3.55

Class C at NAV	12/16/2005	07/25/1991	3.65	2.99	3.29
Class C with 1% Maximum Sales Charge	—	—	2.65	2.99	3.29

Class I at NAV	08/03/2010	07/25/1991	4.60	3.97	4.27

Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.26%
Bloomberg Barclays Arizona Municipal Bond Index	—	—	5.08	3.89	4.24

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.70%	1.45%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.65%	1.92%	2.88%
Taxable-Equivalent Distribution Rate			4.85	3.51	5.27

SEC 30-day Yield			0.78	0.09	1.02
Taxable-Equivalent SEC 30-day Yield			1.43	0.17	1.86

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2010	$13,823	N.A.
Class I	$250,000	07/31/2010	$379,944	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2020

Performance2,3

Portfolio Managers Cynthia J. Clemson and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/19/1994	05/01/1992	3.99%	3.34%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	–0.95	2.35	3.16

Class C at NAV	02/09/2006	05/01/1992	3.21	2.58	2.88
Class C with 1% Maximum Sales Charge	—	—	2.21	2.58	2.88

Class I at NAV	03/03/2008	05/01/1992	4.20	3.55	3.86

Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.26%
Bloomberg Barclays Connecticut Municipal Bond Index	—	—	5.31	3.82	3.52

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.73%	1.47%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.56%	1.83%	2.78%
Taxable-Equivalent Distribution Rate			4.90	3.51	5.32

SEC 30-day Yield			0.77	0.07	1.00
Taxable-Equivalent SEC 30-day Yield			1.47	0.13	1.92

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2010	$13,289	N.A.
Class I	$250,000	07/31/2010	$365,215	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/09/1993	07/29/1991	4.42%	3.20%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	–0.55	2.19	3.16

Class C at NAV	12/21/2005	07/29/1991	3.67	2.43	2.89
Class C with 1% Maximum Sales Charge	—	—	2.67	2.43	2.89

Class I at NAV	08/03/2010	07/29/1991	4.63	3.40	3.86

Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.26%
Bloomberg Barclays Minnesota Municipal Bond Index	—	—	5.22	3.63	3.74

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.70%	1.46%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.71%	0.95%	1.91%
Taxable-Equivalent Distribution Rate			3.47	1.93	3.87

SEC 30-day Yield			0.53	–0.18	0.75
Taxable-Equivalent SEC 30-day Yield			1.08	–0.36	1.53

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment3	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2010	$13,293	N.A.
Class I	$250,000	07/31/2010	$365,308	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/13/1994	01/08/1991	4.68%	4.25%	4.26%
Class A with 4.75% Maximum Sales Charge	—	—	–0.26	3.24	3.75

Class C at NAV	12/14/2005	01/08/1991	3.94	3.48	3.49
Class C with 1% Maximum Sales Charge	—	—	2.94	3.48	3.49

Class I at NAV	03/03/2008	01/08/1991	4.97	4.47	4.48

Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.26%
Bloomberg Barclays New Jersey Municipal Bond Index	—	—	4.21	5.09	4.55

% Total Annual Operating Expense Ratios 4			Class A	Class C	Class I

			0.72%	1.47%	0.52%

% Distribution Rates/Yields 5			Class A	Class C	Class I

Distribution Rate			2.75%	2.01%	2.88%
Taxable-Equivalent Distribution Rate			5.47	4.00	5.73

SEC 30-day Yield			1.29	0.62	1.55
Taxable-Equivalent SEC 30-day Yield			2.57	1.24	3.09

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2010	$14,092	N.A.
Class I	$250,000	07/31/2010	$387,480	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Performance2,3

Portfolio Manager Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	06/01/1994	01/08/1991	4.26%	3.31%	3.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.68	2.32	3.14

Class C at NAV	01/13/2006	01/08/1991	3.45	2.53	2.87
Class C with 1% Maximum Sales Charge	—	—	2.45	2.53	2.87

Class I at NAV	03/03/2008	01/08/1991	4.34	3.49	3.84

Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.26%
Bloomberg Barclays Pennsylvania Municipal Bond Index	—	—	5.57	4.43	4.51

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.82%	1.57%	0.61%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.86%	2.10%	3.06%
Taxable-Equivalent Distribution Rate			5.10	3.74	5.45

SEC 30-day Yield			0.82	0.13	1.06
Taxable-Equivalent SEC 30-day Yield			1.47	0.23	1.89

% Total Leverage 6

Residual Interest Bond (RIB) Financing					2.54%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2010	$13,277	N.A.
Class I	$250,000	07/31/2010	$364,488	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Barclays Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Barclays Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg Barclays New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Barclays Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Arizona Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Important Notice to Shareholders

Effective May 1, 2020, the Pennsylvania Municipal Income Fund is managed by Christopher J. Eustance.

14

Eaton Vance

Municipal Income Funds

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.90	$3.41	0.68%
Class C	$1,000.00	$1,013.00	$7.16	1.43%
Class I	$1,000.00	$1,018.00	$2.41	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.42	0.68%
Class C	$1,000.00	$1,017.80	$7.17	1.43%
Class I	$1,000.00	$1,022.50	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

15

Eaton Vance

Municipal Income Funds

July 31, 2020

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.60	$3.61	0.72%
Class C	$1,000.00	$1,010.00	$7.35	1.47%
Class I	$1,000.00	$1,014.70	$2.60	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.62	0.72%
Class C	$1,000.00	$1,017.60	$7.37	1.47%
Class I	$1,000.00	$1,022.30	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.70	$3.31	0.66%
Class C	$1,000.00	$1,014.30	$7.06	1.41%
Class I	$1,000.00	$1,018.70	$2.31	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.32	0.66%
Class C	$1,000.00	$1,017.90	$7.07	1.41%
Class I	$1,000.00	$1,022.60	$2.31	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

16

Eaton Vance

Municipal Income Funds

July 31, 2020

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.10	$3.45	0.69%
Class C	$1,000.00	$1,004.70	$7.18	1.44%
Class I	$1,000.00	$1,009.90	$2.45	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.47	0.69%
Class C	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$1,022.40	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.60	$3.86	0.77%
Class C	$1,000.00	$1,011.70	$7.60	1.52%
Class I	$1,000.00	$1,016.40	$2.86	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.87	0.77%
Class C	$1,000.00	$1,017.30	$7.62	1.52%
Class I	$1,000.00	$1,022.00	$2.87	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Investments — 98.4%
Security	Principal Amount (000’s omitted)	Value

Education — 17.8%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$264,917

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	58,892

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	60	58,627

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	56,410

Arizona State University, 5.00%, 7/1/36	1,150	1,365,740

Arizona State University, 5.00%, 7/1/37	170	181,943

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	904,343

Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,296,100

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,586,250

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/31	175	226,408

Northern Arizona University, 5.00%, 6/1/38	1,000	1,184,470

Pima County Community College District, 5.00%, 7/1/33	300	386,466

Pima County Community College District, 5.00%, 7/1/35	720	921,895

University of Arizona, 5.00%, 6/1/38	1,500	1,813,755

University of Arizona, 5.00%, 8/1/38	600	781,884

University of Arizona, 5.00%, 6/1/42	500	648,270

		$11,736,370

Electric Utilities — 8.2%

Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,355,344

Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,508,250

Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,234,250

Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,286,140

		$5,383,984

Escrowed/Prerefunded — 0.3%

Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$230,976

		$230,976

General Obligations — 11.1%

Agua Fria Union High School District No. 216, 4.00%, 7/1/36	$1,000	$1,201,580

Chandler Unified School District No. 80, 4.00%, 7/1/33	225	261,203

Flagstaff, 4.00%, 7/1/28	110	138,306

Paradise Valley Unified School District No. 69, 4.00%, 7/1/38	350	426,065

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Paradise Valley Unified School District No. 69, 4.00%, 7/1/39	$600	$725,622

Peoria Unified School District No. 11, 4.00%, 7/1/31	350	425,117

Phoenix Union High School District No. 210, 4.00%, 7/1/39	300	361,425

Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	958,237

Tempe, 5.00%, 7/1/30	1,000	1,332,340

Tempe, 5.375%, 7/1/21	1,060	1,109,958

Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	392,690

		$7,332,543

Hospital — 8.8%

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,900,897

Maricopa County Industrial Development Authority, (Banner Health), 4.00%, 1/1/44	500	577,130

Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,197,010

Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	494,828

Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	553,885

Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,113,099

		$5,836,849

Housing — 2.0%

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$539,575

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	500	541,820

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/44	250	267,990

		$1,349,385

Industrial Development Revenue — 1.8%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$273,690

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	886,389

		$1,160,079

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Bond Bank — 0.4%

Puerto Rico Municipal Finance Agency, (AGM), 5.25%, 8/1/20	$250	$250,000

		$250,000

Insured-Electric Utilities — 2.6%

Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$489,925

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,657

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	512,464

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	328,317

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	220	221,661

		$1,689,024

Insured-General Obligations — 12.4%

Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,413,048

Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	605,785

Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,252,327

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/33	435	531,505

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/34	230	280,165

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/37	375	451,118

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/39	400	478,236

Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,170,040

		$8,182,224

Insured-Lease Revenue/Certificates of Participation — 4.0%

Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,644,482

		$2,644,482

Insured-Special Tax Revenue — 2.8%

Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,513,825

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	315,783

		$1,829,608

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.1%

Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,394,660

		$1,394,660

Senior Living/Life Care — 1.2%

Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$223,337

Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	234,253

Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	312,531

		$770,121

Special Tax Revenue — 9.1%

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,060,880

Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,091,580

Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	718,590

Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	592,935

Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,450,168

Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	677,825

Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	408,964

		$6,000,942

Transportation — 5.1%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,162,730

Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,201,320

		$3,364,050

Water and Sewer — 8.7%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,822,080

Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	854,865

Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,731,555

Tucson, Water System Revenue, 5.00%, 7/1/32	545	694,570

19	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Tucson, Water System Revenue, 5.00%, 7/1/35	$530	$666,618

		$5,769,688

Total Tax-Exempt Investments — 98.4% (identified cost $58,947,849)		$64,924,985

Other Assets, Less Liabilities — 1.6%		$1,030,213

Net Assets — 100.0%		$65,955,198

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 12.6% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $751,377 or 1.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Investments — 100.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,264,300

		$1,264,300

Education — 21.8%

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$540,365

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,215,157

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/33	340	431,477

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/34	335	422,750

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/35	310	388,461

Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,338,859

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,670,720

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,718,655

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	531,329

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	167,509

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	122,981

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	152,205

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	513,308

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,291,942

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	508,239

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	893,892

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	935,366

Connecticut Health and Educational Facilities Authority, (Yale University), 1.10% to 2/7/23 (Put Date), 7/1/48	1,000	1,021,030

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,308,120

University of Connecticut, 5.00%, 11/15/29	1,000	1,093,620

		$17,265,985

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded — 4.1%

Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	$1,000	$1,043,820

Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,043,820

Greater New Haven Water Pollution Control Authority, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,190,810

		$3,278,450

General Obligations — 22.5%

Colchester, 4.00%, 10/15/28	$440	$500,892

Connecticut, 4.00%, 1/15/36	1,000	1,200,720

Connecticut, 5.00%, 10/1/22	250	251,838

Connecticut, 5.00%, 4/15/30	1,150	1,511,928

Connecticut, 5.00%, 4/15/39	100	126,619

Darien, 4.00%, 8/1/37	1,310	1,581,851

East Lyme, 4.00%, 7/15/22	350	350,955

East Lyme, 4.00%, 7/15/23	525	526,423

Enfield, 4.00%, 8/1/29	500	602,605

Fairfield, 5.00%, 1/1/23	1,000	1,117,910

Greenwich, 4.00%, 7/15/29	450	508,162

Greenwich, 4.00%, 7/15/30	250	280,712

Greenwich, 4.00%, 7/15/32	400	445,044

Guilford, 3.00%, 8/1/34	500	573,730

New Canaan, 5.00%, 4/1/27	250	326,015

North Haven, 5.00%, 7/15/23	1,475	1,687,975

North Haven, 5.00%, 7/15/25	1,490	1,828,692

Norwalk, 4.00%, 7/1/26	1,975	2,039,800

Rocky Hill, 4.00%, 1/15/33	1,000	1,210,990

Stamford, 4.00%, 7/1/25	370	382,695

Trumbull, 4.00%, 9/1/32	610	742,718

		$17,798,274

Hospital — 9.3%

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,626,750

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,070,160

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,405,040

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	570,625

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,721,841

		$7,394,416

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 2.4%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$850,583

Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	1,000	1,099,770

		$1,950,353

Insured-Education — 8.2%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,647,261

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,832,649

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,005	1,052,366

		$6,532,276

Insured-Escrowed/Prerefunded — 1.4%

Bridgeport, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,117,258

		$1,117,258

Insured-General Obligations — 6.4%

Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,343,048

Hamden, (BAM), 4.00%, 8/1/39(1)	500	563,330

Hamden, (BAM), 5.00%, 8/1/32(1)	500	629,935

Hamden, (BAM), 5.00%, 8/1/35(1)	500	621,510

Hartford, (AGC), 5.00%, 8/15/28	500	501,550

Hartford, (AGM), 5.00%, 4/1/31	240	254,851

New Haven, (AGM), 5.00%, 8/1/25	1,000	1,147,270

		$5,061,494

Insured-Hospital — 1.5%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,160,630

		$1,160,630

Insured-Transportation — 2.2%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,755,600

		$1,755,600

Insured-Water and Sewer — 5.2%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,101,845

		$4,101,845

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care — 2.4%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,122,940

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 3.25%, 1/1/27(2)	250	250,975

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(2)	500	527,500

		$1,901,415

Special Tax Revenue — 2.8%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,205,160

		$2,205,160

Student Loan — 1.8%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$587,612

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	225,175

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/28	250	300,895

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/29	250	304,937

		$1,418,619

Transportation — 1.4%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,104,820

		$1,104,820

Water and Sewer — 5.6%

Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	$1,500	$1,588,470

South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	450	541,683

South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	475,661

Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,169,340

Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	244,616

Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	152,603

Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	133,157

22	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Stamford, (Water Pollution Control System), 5.00%, 4/1/34	$100	$132,790

		$4,438,320

Total Tax-Exempt Investments — 100.6% (identified cost $73,681,190)		$79,749,215

Other Assets, Less Liabilities — (0.6)%		$(510,063)

Net Assets — 100.0%		$79,239,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.9% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $778,475 or 1.0% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Investments — 95.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,244,000

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,238,420

		$2,482,420

Education — 14.5%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,851,785

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,257,010

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	620,540

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	422,780

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,661,460

Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,965,088

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	659,197

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	592,780

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,194,244

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	588,690

Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	561,470

Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,155,948

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,068,668

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	561,835

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	560,410

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	801,580

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	314,342

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	876,390

Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,931,015

Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,448,150

Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,529,438

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Minnesota, 5.00%, 4/1/27	$500	$630,175

University of Minnesota, 5.00%, 8/1/27	625	750,494

University of Minnesota, 5.00%, 4/1/41	2,000	2,440,340

		$27,443,829

Electric Utilities — 7.1%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,236,584

Chaska, Electric System Revenue, 5.00%, 10/1/30	550	662,712

Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	386,820

Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	293,715

Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	293,715

Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	234,972

Northern Municipal Power Agency, 5.00%, 1/1/30	460	571,366

Northern Municipal Power Agency, 5.00%, 1/1/31	670	805,621

Northern Municipal Power Agency, 5.00%, 1/1/41	240	287,645

Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	881,237

Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	877,310

Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	992,848

St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,424,587

St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,127,420

Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,213,540

Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,086,381

		$13,376,473

Escrowed/Prerefunded — 1.6%

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$308,930

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	342,029

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	617,859

University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	507,890

Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,162,220

		$2,938,928

General Obligations — 39.9%

Andover, 4.00%, 2/1/30	$795	$979,249

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,284,990

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,329,796

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Brainerd Independent School District No. 181, 5.00%, 2/1/25	$575	$694,295

Brooklyn Center, 4.00%, 2/1/30	1,060	1,300,482

Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,111,400

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	868,120

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	218,064

Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,109,500

Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,403,040

Dilworth-Glyndon-Felton Independent School District No. 2164, 4.00%, 2/1/27	730	863,086

Duluth, 5.00%, 2/1/34	1,000	1,216,790

Duluth, Series 2016A, 5.00%, 2/1/31	1,000	1,230,030

Duluth, Series 2019C, 5.00%, 2/1/31	500	663,820

Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,306,010

Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,093,341

Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,202,080

Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	896,623

Hennepin County, 5.00%, 12/1/35	2,000	2,505,200

Hennepin County, 5.00%, 12/15/36	500	660,255

Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,361,075

Lakeville, 3.00%, 2/1/31(1)	595	695,002

Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,200,040

Maple River Independent School District No. 2135, 4.00%, 2/1/38	1,315	1,607,298

Minneapolis Special School District No. 1, 4.00%, 2/1/33	1,500	1,840,725

Minneapolis Special School District No. 1, 5.00%, 2/1/32	1,500	1,943,880

Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,241,210

Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,223,225

Minnesota, 5.00%, 8/1/32	2,000	2,426,220

Minnesota, 5.00%, 8/1/34	500	655,380

Minnesota, 5.00%, 10/1/34	1,000	1,280,290

Minnesota, 5.00%, 8/1/37	1,250	1,664,763

Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	31,654

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31	2,050	2,492,656

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33	1,000	1,280,480

Ramsey County, 4.00%, 2/1/24	500	509,415

Rochester Independent School District No. 535, 4.00%, 2/1/23	2,375	2,602,430

Rochester Independent School District No. 535, 4.00%, 2/1/26	1,160	1,390,770

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	$2,000	$2,355,580

Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,237,940

Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,795,906

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	1,029,227

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	933,000

Scott County, 4.00%, 12/1/34	2,000	2,445,800

Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,253,848

St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,376,060

St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,116,313

St. Louis Park, 4.00%, 2/1/28	1,000	1,216,530

St. Paul, 5.00%, 12/1/27	750	955,335

St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,017,610

Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,845,743

Watertown-Mayer Independent School District No. 111, 0.00%, 2/1/36	1,000	722,970

Worthington Independent School District No. 518, 4.00%, 2/1/31	730	847,968

		$75,532,514

Hospital — 10.3%

Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,189,250

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	1,008,024

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	590,345

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	587,295

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	961,695

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,147,511

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), Prerefunded to 8/15/20, 5.25%, 8/15/35	1,000	1,001,510

Minneapolis, (Fairview Health Services), 5.00%, 11/15/28	225	264,870

Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 0.15%, 11/15/48(2)	1,650	1,650,000

Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,505,160

St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,087,886

St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	65,194

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	$1,000	$1,218,470

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	601,955

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	586,260

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	585,775

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,167,750

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,312,464

		$19,531,414

Housing — 1.0%

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	$995	$1,053,586

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	735	794,417

		$1,848,003

Insured-Electric Utilities — 5.4%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,175,921

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	310,426

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,713,710

		$10,200,057

Insured-Hospital — 4.8%

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), Prerefunded to 8/15/20, 5.00%, 8/15/34	$750	$751,102

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.14%, 8/15/37(2)	500	500,000

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.14%, 8/15/37(2)	5,485	5,485,000

Minneapolis, (Fairview Health Services), (AGM), 5.00%, 11/15/44	2,000	2,290,300

		$9,026,402

Lease Revenue/Certificates of Participation — 2.4%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,148,570

Minnesota, 5.00%, 6/1/29	1,335	1,496,028

Security	Principal Amount (000’s omitted)	Value

Lease Revenue/Certificates of Participation (continued)

St. Paul Independent School District No. 625, 5.00%, 2/1/27	$1,500	$1,925,280

		$4,569,878

Other Revenue — 1.5%

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$895,876

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	559,080

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	452,616

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	336,582

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	286,965

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	273,457

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	108,384

		$2,912,960

Senior Living/Life Care — 2.6%

Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,032,960

North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,672,768

North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,765,075

Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	431,681

		$4,902,484

Transportation — 3.5%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,256,060

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	1,000	1,116,830

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/25	1,000	1,130,730

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/28	1,250	1,561,562

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/33	1,200	1,508,628

		$6,573,810

Total Tax-Exempt Investments — 95.9% (identified cost $169,398,384)		$181,339,172

Other Assets, Less Liabilities — 4.1%		$7,721,950

Net Assets — 100.0%		$189,061,122

26	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.0% to 5.6% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 96.9%
Security	Principal Amount (000’s omitted)	Value

Education — 3.8%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,003,875

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,304,988

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	1,020,845

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,251,480

New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 5.00%, 7/1/45	1,000	1,195,950

		$6,777,138

Escrowed/Prerefunded — 1.4%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,438,865

		$2,438,865

General Obligations — 19.5%

Bergen County Improvement Authority, 5.00%, 8/1/42	$1,250	$1,661,550

Bergen County, 3.00%, 7/15/29	2,000	2,297,340

Burlington County Bridge Commission, 5.00%, 8/1/27	400	517,168

Burlington County Bridge Commission, 5.00%, 8/1/30	500	656,245

Burlington County Bridge Commission, 5.00%, 8/1/31	410	535,329

Burlington County Bridge Commission, 5.00%, 8/1/32	250	324,350

Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,249,940

East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,484,160

East Brunswick, 2.00%, 7/15/29	1,665	1,760,837

East Brunswick, 2.00%, 7/15/30	2,975	3,127,082

Gloucester County Improvement Authority, 4.00%, 4/1/35	2,000	2,302,000

Gloucester County Improvement Authority, 4.00%, 5/15/35	300	363,516

Jersey City, 5.00%, 11/1/33	800	1,005,336

Mahwah, 3.00%, 1/15/30	2,250	2,620,867

Mahwah, 3.50%, 1/15/26	2,085	2,440,847

Monmouth County Improvement Authority, 4.00%, 12/1/35	650	802,016

Monmouth County Improvement Authority, 4.00%, 12/1/36	750	921,023

Monmouth County Improvement Authority, 4.00%, 12/1/37	700	856,884

Monmouth County Improvement Authority, 4.00%, 12/1/38	450	549,225

New Jersey, 4.00%, 6/1/30	2,000	2,171,320

Passaic County Improvement Authority, (Passaic County Community College), 5.25%, 7/1/35	700	1,029,168

Ridgewood, 3.00%, 8/1/31(1)	1,855	2,194,224

Ridgewood, 3.00%, 8/1/32(1)	1,890	2,210,166

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Union County, 2.00%, 3/1/31	$1,500	$1,579,350

		$34,659,943

Hospital — 16.7%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$816,098

Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,184,458

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,679,025

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,523

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	256,624

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,115	1,343,642

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,255,945

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	455,160

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,310,555

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,841,143

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	358,344

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	1,100	1,135,255

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.125%, 7/1/33	835	863,807

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,165	1,258,445

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,143,160

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,201,210

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	598,785

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/38	1,000	1,148,640

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,730	6,564,001

		$29,589,820

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.8%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,860	$3,210,836

		$3,210,836

Industrial Development Revenue — 5.2%

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	$380	$431,133

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	3,000	3,725,460

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,958,909

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,146,130

		$9,261,632

Insured-Education — 0.6%

New Jersey Educational Facilities Authority, (Seton Hall University), (AGM), 4.00%, 7/1/50	$1,000	$1,127,950

		$1,127,950

Insured-Electric Utilities — 2.3%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,012,913

		$4,012,913

Insured-Escrowed/Prerefunded — 0.3%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$487,760

		$487,760

Insured-General Obligations — 6.2%

Atlantic City, (AGM), 4.00%, 3/1/42	$250	$280,228

Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,812,390

Bayonne, (AGM), 5.00%, 8/1/25	615	752,846

Bayonne, (AGM), 5.00%, 8/1/26	865	1,053,622

East Orange, (AGM), 5.00%, 10/15/29	130	177,576

East Orange, (AGM), 5.00%, 10/15/30	175	236,563

East Orange, (AGM), 5.00%, 10/15/31	400	536,164

Irvington Township, (AGM), 0.00%, 7/15/23	3,775	3,690,138

Lakewood Township, (BAM), 4.00%, 11/1/26	250	298,483

Lakewood Township, (BAM), 4.00%, 11/1/27	120	145,345

Paterson, (BAM), 5.00%, 1/15/26	1,305	1,431,624

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations (continued)

Trenton, (BAM), 5.00%, 12/1/26	$500	$603,415

		$11,018,394

Insured-Special Tax Revenue — 9.1%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,574,780

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,926,585

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	6,014,775

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,900	2,624,007

		$16,140,147

Insured-Transportation — 1.6%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,274,995

South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	643,135

		$2,918,130

Insured-Water and Sewer — 0.6%

Passaic Valley Sewerage Commissioners, (AGM), 3.00%, 12/1/39	$1,020	$1,107,955

		$1,107,955

Other Revenue — 2.5%

Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,867,950

Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,334,740

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,200,680

		$4,403,370

Senior Living/Life Care — 2.1%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,295,225

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,493,635

		$3,788,860

Student Loan — 4.3%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.30%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,495	$2,458,548

New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	1,840	1,905,246

29	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	$2,035	$2,152,236

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,024,680

		$7,540,710

Transportation — 18.9%

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,157,030

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,271,540

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,278,740

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,873,820

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,569,700

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,662,345

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	303,704

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	375	408,544

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	407,756

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,756,742

New Jersey Turnpike Authority, 5.00%, 1/1/31	375	446,134

New Jersey Turnpike Authority, 5.00%, 1/1/34	325	391,537

New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,734,019

New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,133,366

New Jersey Turnpike Authority, 5.00%, 1/1/48	1,000	1,216,960

Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,678,455

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,305	2,721,145

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	3,044,146

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	1,160	1,391,594

South Jersey Port Corp., (AMT), 5.00%, 1/1/48	1,000	1,084,790

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

South Jersey Transportation Authority, 5.00%, 11/1/31	$1,000	$1,108,390

		$33,640,457

Total Tax-Exempt Municipal Securities — 96.9% (identified cost $159,029,057)		$172,124,880

Taxable Municipal Securities — 4.0%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.4%

Atlantic City, 7.50%, 3/1/40	$445	$670,918

Monroe Township Board of Education, 2.729%, 8/1/33	700	739,116

Monroe Township Board of Education, 2.849%, 8/1/35	1,000	1,059,480

		$2,469,514

Transportation — 2.6%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,665,565

		$4,665,565

Total Taxable Municipal Securities — 4.0% (identified cost $6,755,508)		$7,135,079

Total Investments — 100.9% (identified cost $165,784,565)		$179,259,959

Other Assets, Less Liabilities — (0.9)%		$(1,592,429)

Net Assets — 100.0%		$177,667,530

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 10.7% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

30	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.3%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%

Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 11.9%

Adams County General Authority, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,446,388

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	1,665	2,165,915

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	944,911

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,390,648

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,082,490

Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,759,458

Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,284,707

Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	575,515

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,441,520

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,944,462

Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	874,198

State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,712,738

Union County Higher Educational Facilities Financing Authority, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,159,540

		$22,782,490

Escrowed/Prerefunded — 3.3%

Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	$300	$336,708

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,292,795

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	623,934

Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,010,010

		$6,263,447

Security	Principal Amount (000’s omitted)	Value

General Obligations — 10.4%

Allegheny County, 4.00%, 11/1/45(2)	$1,000	$1,207,030

Allegheny County, 5.00%, 11/1/43	1,000	1,263,600

Boyertown Area School District, 5.00%, 10/1/38	1,000	1,149,390

Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,189,720

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,520,860

Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,234,827

Lehigh County, 4.00%, 11/15/32	1,000	1,229,430

Lower Paxton Township, 4.00%, 4/1/43	300	352,161

Lower Paxton Township, 4.00%, 4/1/45	310	362,232

Marple Newtown School District, 4.00%, 6/1/33	500	612,365

Marple Newtown School District, 4.00%, 6/1/34	350	428,323

Owen J. Roberts School District, 5.00%, 5/15/28	535	603,758

Penn-Delco School District, 4.00%, 6/1/45	1,500	1,692,810

Phoenixville Area School District, 4.00%, 11/15/29	525	630,819

Phoenixville Area School District, 4.00%, 11/15/30	500	598,270

Seneca Valley School District, 5.00%, 4/1/31	750	979,403

		$20,054,998

Hospital — 14.3%

Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$2,000	$2,313,120

Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,275,090

Berks County Municipal Authority, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	500	547,635

Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,698,765

Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	597,915

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,695,114

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/35	2,000	2,469,360

Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/39	1,500	1,763,205

Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/50	1,500	1,731,090

Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,440,266

Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	776,860

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,808,675

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	1,059,136

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,154,720

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	$1,000	$1,282,990

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	168,539

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,169,452

Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	197,357

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,279,510

		$27,428,799

Housing — 0.4%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$770,805

		$770,805

Industrial Development Revenue — 0.8%

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,527,780

		$1,527,780

Insured-Electric Utilities — 1.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,504,205

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	346,049

		$1,850,254

Insured-Escrowed/Prerefunded — 11.6%

Cambria County, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,698,985

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,618,989

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,602,996

McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,261,002

Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,779,537

Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,399,568

		$22,361,077

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations — 16.1%

Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$609,155

Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,215,160

Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,210,770

Armstrong School District, (BAM), 4.00%, 3/15/35	500	603,035

Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,193,660

Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,809,015

Cambria County, (AGM), 4.00%, 8/1/35	700	797,909

Cambria County, (BAM), 5.00%, 8/1/30	1,050	1,224,279

Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	363,111

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,145,219

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,119,244

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,093,073

Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,189,420

Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,981,920

Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	986,750

Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	934,750

Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,238,007

Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,208,280

McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,599

McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	1,036,156

Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,201,570

Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,350,706

Philadelphia School District, (AGM), 5.00%, 9/1/34	1,000	1,294,240

		$30,872,028

Insured-Hospital — 1.2%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,392,920

		$2,392,920

Insured-Lease Revenue/Certificates of Participation — 6.6%

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	$6,250	$8,283,562

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,307,453

		$12,591,015

Insured-Transportation — 2.3%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,698,360

Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,670,010

		$4,368,370

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Water and Sewer — 1.8%

Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,146,100

Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,412,000

		$3,558,100

Lease Revenue/Certificates of Participation — 2.0%

Bucks County Community College Authority, 5.00%, 6/15/38	$605	$775,180

Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,994,754

		$3,769,934

Other Revenue — 0.5%

Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,049,650

		$1,049,650

Senior Living/Life Care — 4.1%

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$560,395

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,178,800

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/29	815	865,066

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	473,509

Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,314,487

Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	219,204

Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/45	1,000	1,183,080

Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,018,610

		$7,813,151

Special Tax Revenue — 0.6%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$16,474

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	28,522

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	26,742

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	31,214

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	32,848

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	135,428

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	$377	$79,517

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	191,028

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	38,031

Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	5,254

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	19,060

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	140,633

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	77,994

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	361,739

		$1,184,484

Transportation — 7.4%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,905,915

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/42	1,500	1,849,245

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	3,047,733

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,117,153

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,865,940

Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	842,025

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/33	1,250	1,487,000

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,176,520

		$14,291,531

Water and Sewer — 3.8%

Chester Water Authority, 5.00%, 12/1/35	$795	$943,085

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	829,988

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,758,125

Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,268,600

Philadelphia, Water and Wastewater Revenue, 5.00%, 11/1/45(2)	1,150	1,495,632

		$7,295,430

Total Tax-Exempt Municipal Securities — 100.3% (identified cost $178,060,808)		$192,557,122

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2020

Portfolio of Investments — continued

Taxable Municipal Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$403	$100,799

Total Taxable Municipal Securities — 0.1% (identified cost $403,202)		$100,799

Total Investments — 100.4% (identified cost $178,464,010)		$192,657,921

Other Assets, Less Liabilities — (0.4)%		$(818,055)

Net Assets — 100.0%		$191,839,866

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 40.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 14.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $1,049,650 or 0.5% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Assets and Liabilities

	July 31, 2020
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$58,947,849	$73,681,190	$169,398,384

Unrealized appreciation	5,977,136	6,068,025	11,940,788

Investments, at value	$64,924,985	$79,749,215	$181,339,172

Cash	$1,020,839	$914,937	$6,575,388

Interest receivable	395,990	540,595	2,247,006

Receivable for investments sold	—	—	150,000

Receivable for Fund shares sold	4,624	14,293	65,425

Total assets	$66,346,438	$81,219,040	$190,376,991

Liabilities

Payable for when-issued securities	$—	$1,783,320	$689,801

Payable for Fund shares redeemed	279,209	53,248	362,071

Distributions payable	16,231	30,994	91,862

Payable to affiliates:

Investment adviser fee	15,005	19,360	52,782

Distribution and service fees	10,150	13,375	15,536

Accrued expenses	70,645	79,591	103,817

Total liabilities	$391,240	$1,979,888	$1,315,869

Net Assets	$65,955,198	$79,239,152	$189,061,122

Sources of Net Assets

Paid-in capital	$60,212,741	$74,327,377	$177,952,598

Distributable earnings	5,742,457	4,911,775	11,108,524

Net Assets	$65,955,198	$79,239,152	$189,061,122

Class A Shares

Net Assets	$38,854,100	$52,501,128	$60,367,465

Shares Outstanding	3,919,036	5,072,009	6,134,804

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.91	$10.35	$9.84

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.40	$10.87	$10.33

Class C Shares

Net Assets	$4,490,069	$5,193,588	$6,615,961

Shares Outstanding	407,441	503,601	625,076

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.02	$10.31	$10.58

Class I Shares

Net Assets	$22,611,029	$21,544,436	$122,077,696

Shares Outstanding	2,281,130	2,080,984	12,405,667

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.91	$10.35	$9.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Assets and Liabilities — continued

	July 31, 2020
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$165,784,565	$178,464,010

Unrealized appreciation	13,475,394	14,193,911

Investments, at value	$179,259,959	$192,657,921

Cash	$2,457,832	$5,687,731

Interest receivable	1,039,749	1,449,702

Receivable for Fund shares sold	160,178	217,636

Total assets	$182,917,718	$200,012,990

Liabilities

Payable for floating rate notes issued	$—	$5,000,012

Payable for when-issued securities	4,378,221	2,665,175

Payable for Fund shares redeemed	616,532	185,729

Distributions payable	64,975	104,715

Payable to affiliates:

Investment adviser fee	51,008	58,459

Distribution and service fees	25,942	28,910

Interest expense and fees payable	—	7,354

Accrued expenses	113,510	122,770

Total liabilities	$5,250,188	$8,173,124

Net Assets	$177,667,530	$191,839,866

Sources of Net Assets

Paid-in capital	$165,491,697	$190,114,915

Distributable earnings	12,175,833	1,724,951

Net Assets	$177,667,530	$191,839,866

Class A Shares

Net Assets	$100,416,790	$115,340,004

Shares Outstanding	10,402,900	13,199,146

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.65	$8.74

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.13	$9.18

Class C Shares

Net Assets	$10,803,798	$11,814,666

Shares Outstanding	1,072,638	1,305,629

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.07	$9.05

Class I Shares

Net Assets	$66,446,942	$64,685,196

Shares Outstanding	6,879,390	7,374,314

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.66	$8.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Operations

	Year Ended July 31, 2020
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$1,942,027	$2,626,421	$4,574,421

Total investment income	$1,942,027	$2,626,421	$4,574,421

Expenses

Investment adviser fee	$165,783	$238,515	$590,825

Distribution and service fees

Class A	73,268	103,479	117,961

Class C	39,489	55,941	59,517

Trustees’ fees and expenses	3,750	4,591	9,878

Custodian fee	25,867	30,107	48,187

Transfer and dividend disbursing agent fees	18,244	37,306	64,329

Legal and accounting services	47,572	62,521	51,967

Printing and postage	7,879	9,205	13,156

Registration fees	12,764	6,784	7,672

Miscellaneous	18,211	21,730	32,637

Total expenses	$412,827	$570,179	$996,129

Net investment income	$1,529,200	$2,056,242	$3,578,292

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$23,531	$(160,420)	$(233,269)

Financial futures contracts	(273,710)	—	—

Net realized loss	$(250,179)	$(160,420)	$(233,269)

Change in unrealized appreciation (depreciation) —

Investments	$1,370,812	$1,012,384	$4,157,426

Financial futures contracts	92,784	—	—

Net change in unrealized appreciation (depreciation)	$1,463,596	$1,012,384	$4,157,426

Net realized and unrealized gain	$1,213,417	$851,964	$3,924,157

Net increase in net assets from operations	$2,742,617	$2,908,206	$7,502,449

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Operations — continued

	Year Ended July 31, 2020
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$5,538,753	$7,289,716

Total investment income	$5,538,753	$7,289,716

Expenses

Investment adviser fee	$595,731	$697,566

Distribution and service fees

Class A	200,661	231,413

Class C	115,101	117,910

Trustees’ fees and expenses	9,296	10,194

Custodian fee	46,198	49,245

Transfer and dividend disbursing agent fees	73,577	92,354

Legal and accounting services	60,678	65,837

Printing and postage	15,036	20,238

Registration fees	6,836	4,855

Interest expense and fees	—	88,459

Miscellaneous	29,759	33,113

Total expenses	$1,152,873	$1,411,184

Net investment income	$4,385,880	$5,878,532

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,225,869	$267,084

Net realized gain	$2,225,869	$267,084

Change in unrealized appreciation (depreciation) —

Investments	$1,107,614	$1,687,135

Net change in unrealized appreciation (depreciation)	$1,107,614	$1,687,135

Net realized and unrealized gain	$3,333,483	$1,954,219

Net increase in net assets from operations	$7,719,363	$7,832,751

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Changes in Net Assets

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,529,200	$2,056,242	$3,578,292

Net realized loss	(250,179)	(160,420)	(233,269)

Net change in unrealized appreciation (depreciation)	1,463,596	1,012,384	4,157,426

Net increase in net assets from operations	$2,742,617	$2,908,206	$7,502,449

Distributions to shareholders —

Class A	$(977,929)	$(1,422,574)	$(1,159,653)

Class C	(80,631)	(117,076)	(76,219)

Class I	(615,498)	(640,861)	(2,396,498)

Total distributions to shareholders	$(1,674,058)	$(2,180,511)	$(3,632,370)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,679,489	$4,168,210	$7,424,971

Class C	890,501	3,428,981	1,871,942

Class I	9,005,843	7,296,142	61,762,354

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	878,308	1,163,854	1,059,723

Class C	72,136	83,172	72,137

Class I	504,262	551,758	1,335,288

Cost of shares redeemed

Class A	(5,425,121)	(6,273,154)	(8,269,156)

Class C	(479,913)	(2,561,998)	(1,146,056)

Class I	(6,833,118)	(7,483,677)	(32,168,716)

Net asset value of shares converted

Class A	341,308	578,889	928,174

Class C	(341,308)	(578,889)	(928,174)

Net increase in net assets from Fund share transactions	$6,292,387	$373,288	$31,942,487

Net increase in net assets	$7,360,946	$1,100,983	$35,812,566

Net Assets

At beginning of year	$58,594,252	$78,138,169	$153,248,556

At end of year	$65,955,198	$79,239,152	$189,061,122

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,385,880	$5,878,532

Net realized gain	2,225,869	267,084

Net change in unrealized appreciation (depreciation)	1,107,614	1,687,135

Net increase in net assets from operations	$7,719,363	$7,832,751

Distributions to shareholders —

Class A	$(2,820,650)	$(3,643,461)

Class C	(249,774)	(297,475)

Class I	(1,721,744)	(2,005,858)

Total distributions to shareholders	$(4,792,168)	$(5,946,794)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,927,822	$7,615,079

Class C	2,885,135	3,303,877

Class I	25,482,707	18,225,918

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,287,052	3,228,660

Class C	206,889	263,395

Class I	1,505,557	1,058,411

Cost of shares redeemed

Class A	(15,252,973)	(17,432,539)

Class C	(3,183,068)	(3,541,938)

Class I	(12,625,477)	(8,720,269)

Net asset value of shares converted

Class A	1,474,689	1,410,255

Class C	(1,474,689)	(1,410,255)

Net increase in net assets from Fund share transactions	$10,233,644	$4,000,594

Net increase in net assets	$13,160,839	$5,886,551

Net Assets

At beginning of year	$164,506,691	$185,953,315

At end of year	$177,667,530	$191,839,866

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,451,236	$2,185,333	$3,425,915

Net realized loss	(145,249)	(25,364)	(548,433)

Net change in unrealized appreciation (depreciation)	1,891,927	2,004,550	5,787,813

Net increase in net assets from operations	$3,197,914	$4,164,519	$8,665,295

Distributions to shareholders —

Class A	$(907,785)	$(1,547,637)	$(1,323,912)

Class C	(89,877)	(90,318)	(129,275)

Class I	(448,193)	(539,292)	(1,979,461)

Total distributions to shareholders	$(1,445,855)	$(2,177,247)	$(3,432,648)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,054,232	$2,972,737	$9,543,073

Class C	1,221,295	1,528,112	1,339,027

Class I	9,733,737	10,812,302	46,325,094

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	803,656	1,271,823	1,206,122

Class C	81,617	65,486	121,328

Class I	360,688	440,571	1,229,852

Cost of shares redeemed

Class A	(5,611,258)	(8,744,300)	(13,685,326)

Class C	(1,499,814)	(970,621)	(2,664,399)

Class I	(4,323,582)	(4,554,944)	(35,431,198)

Net asset value of shares converted

Class A	681,734	525,396	1,931,924

Class C	(681,734)	(525,396)	(1,931,924)

Net increase in net assets from Fund share transactions	$4,820,571	$2,821,166	$7,983,573

Net increase in net assets	$6,572,630	$4,808,438	$13,216,220

Net Assets

At beginning of year	$52,021,622	$73,329,731	$140,032,336

At end of year	$58,594,252	$78,138,169	$153,248,556

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,796,549	$6,486,946

Net realized gain (loss)	770,425	(1,031,627)

Net change in unrealized appreciation (depreciation)	6,091,450	4,328,226

Net increase in net assets from operations	$11,658,424	$9,783,545

Distributions to shareholders —

Class A	$(3,017,845)	$(4,156,808)

Class C	(349,912)	(544,925)

Class I	(1,389,150)	(1,842,914)

Total distributions to shareholders	$(4,756,907)	$(6,544,647)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,169,179	$9,616,519

Class C	3,054,807	1,357,859

Class I	30,859,873	22,729,769

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,454,247	3,664,398

Class C	299,220	498,055

Class I	1,231,041	806,641

Cost of shares redeemed

Class A	(14,754,860)	(16,032,192)

Class C	(4,188,436)	(4,532,346)

Class I	(15,510,554)	(17,288,376)

Net asset value of shares converted

Class A	4,995,205	7,448,310

Class C	(4,995,205)	(7,448,310)

Net increase in net assets from Fund share transactions	$9,614,517	$820,327

Net increase in net assets	$16,516,034	$4,059,225

Net Assets

At beginning of year	$147,990,657	$181,894,090

At end of year	$164,506,691	$185,953,315

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights

	Arizona Fund — Class A

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.750	$9.440	$9.580	$9.840	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.238	$0.258	$0.276	$0.292	$0.321

Net realized and unrealized gain (loss)	0.182	0.310	(0.132)	(0.262)	0.298

Total income from operations	$0.420	$0.568	$0.144	$0.030	$0.619

Less Distributions

From net investment income	$(0.260)	$(0.258)	$(0.284)	$(0.290)	$(0.319)

Total distributions	$(0.260)	$(0.258)	$(0.284)	$(0.290)	$(0.319)

Net asset value — End of year	$9.910	$9.750	$9.440	$9.580	$9.840

Total Return(2)	4.38%	6.12%	1.53%	0.35%	6.60%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$38,854	$34,704	$33,704	$40,674	$47,956

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.68%	0.70%	0.71%	0.71%	0.69%

Net investment income	2.44%	2.73%	2.90%	3.05%	3.32%

Portfolio Turnover	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Arizona Fund — Class C

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.840	$10.500	$10.650	$10.940	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.183	$0.208	$0.227	$0.245	$0.275

Net realized and unrealized gain (loss)	0.208	0.339	(0.140)	(0.293)	0.329

Total income (loss) from operations	$0.391	$0.547	$0.087	$(0.048)	$0.604

Less Distributions

From net investment income	$(0.211)	$(0.207)	$(0.237)	$(0.242)	$(0.274)

Total distributions	$(0.211)	$(0.207)	$(0.237)	$(0.242)	$(0.274)

Net asset value — End of year	$11.020	$10.840	$10.500	$10.650	$10.940

Total Return(2)	3.65%	5.28%	0.83%	(0.41)%	5.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,490	$4,279	$5,025	$6,025	$6,592

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.43%	1.45%	1.46%	1.46%	1.44%

Net investment income	1.69%	1.98%	2.15%	2.30%	2.56%

Portfolio Turnover	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Arizona Fund — Class I

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.750	$9.440	$9.580	$9.830	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.257	$0.276	$0.295	$0.310	$0.339

Net realized and unrealized gain (loss)	0.184	0.310	(0.132)	(0.251)	0.289

Total income from operations	$0.441	$0.586	$0.163	$0.059	$0.628

Less Distributions

From net investment income	$(0.281)	$(0.276)	$(0.303)	$(0.309)	$(0.338)

Total distributions	$(0.281)	$(0.276)	$(0.303)	$(0.309)	$(0.338)

Net asset value — End of year	$9.910	$9.750	$9.440	$9.580	$9.830

Total Return(2)	4.60%	6.33%	1.74%	0.65%	6.70%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$22,611	$19,612	$13,292	$16,990	$12,390

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.48%	0.49%	0.51%	0.51%	0.49%

Net investment income	2.64%	2.91%	3.10%	3.24%	3.50%

Portfolio Turnover	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class A

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.230	$9.960	$10.200	$10.520	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.265	$0.296	$0.324	$0.328	$0.351

Net realized and unrealized gain (loss)	0.136	0.269	(0.243)	(0.323)	0.276

Total income from operations	$0.401	$0.565	$0.081	$0.005	$0.627

Less Distributions

From net investment income	$(0.281)	$(0.295)	$(0.321)	$(0.325)	$(0.347)

Total distributions	$(0.281)	$(0.295)	$(0.321)	$(0.325)	$(0.347)

Net asset value — End of year	$10.350	$10.230	$9.960	$10.200	$10.520

Total Return(2)	3.99%	5.78%	0.82%	0.08%	6.22%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$52,501	$52,275	$54,900	$59,405	$68,795

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.72%	0.73%	0.73%	0.70%	0.72%

Net investment income	2.59%	2.97%	3.22%	3.20%	3.38%

Portfolio Turnover	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class C

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.190	$9.920	$10.160	$10.490	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.187	$0.220	$0.247	$0.250	$0.271

Net realized and unrealized gain (loss)	0.136	0.269	(0.242)	(0.333)	0.287

Total income (loss) from operations	$0.323	$0.489	$0.005	$(0.083)	$0.558

Less Distributions

From net investment income	$(0.203)	$(0.219)	$(0.245)	$(0.247)	$(0.268)

Total distributions	$(0.203)	$(0.219)	$(0.245)	$(0.247)	$(0.268)

Net asset value — End of year	$10.310	$10.190	$9.920	$10.160	$10.490

Total Return(2)	3.21%	5.01%	0.06%	(0.77)%	5.54%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,194	$4,782	$4,588	$5,847	$7,020

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.47%	1.47%	1.48%	1.45%	1.47%

Net investment income	1.84%	2.21%	2.47%	2.45%	2.62%

Portfolio Turnover	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class I

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.230	$9.960	$10.200	$10.520	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.286	$0.316	$0.344	$0.348	$0.371

Net realized and unrealized gain (loss)	0.136	0.269	(0.242)	(0.322)	0.276

Total income from operations	$0.422	$0.585	$0.102	$0.026	$0.647

Less Distributions

From net investment income	$(0.302)	$(0.315)	$(0.342)	$(0.346)	$(0.367)

Total distributions	$(0.302)	$(0.315)	$(0.342)	$(0.346)	$(0.367)

Net asset value — End of year	$10.350	$10.230	$9.960	$10.200	$10.520

Total Return(2)	4.20%	6.00%	1.03%	0.28%	6.43%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,544	$21,081	$13,842	$16,216	$12,826

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.52%	0.53%	0.53%	0.50%	0.52%

Net investment income	2.80%	3.16%	3.42%	3.40%	3.57%

Portfolio Turnover	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class A

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.610	$9.250	$9.480	$9.770	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.187	$0.224	$0.241	$0.263	$0.288

Net realized and unrealized gain (loss)	0.233	0.361	(0.227)	(0.289)	0.222

Total income (loss) from operations	$0.420	$0.585	$0.014	$(0.026)	$0.510

Less Distributions

From net investment income	$(0.190)	$(0.225)	$(0.244)	$(0.264)	$(0.290)

Total distributions	$(0.190)	$(0.225)	$(0.244)	$(0.264)	$(0.290)

Net asset value — End of year	$9.840	$9.610	$9.250	$9.480	$9.770

Total Return(2)	4.42%	6.42%	0.15%	(0.22)%	5.42%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$60,367	$57,812	$56,760	$62,310	$74,061

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.66%	0.70%	0.69%	0.70%	0.69%

Net investment income	1.93%	2.41%	2.57%	2.77%	2.98%

Portfolio Turnover	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class C

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.330	$9.950	$10.200	$10.500	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.123	$0.168	$0.184	$0.206	$0.231

Net realized and unrealized gain (loss)	0.253	0.379	(0.247)	(0.298)	0.233

Total income (loss) from operations	$0.376	$0.547	$(0.063)	$(0.092)	$0.464

Less Distributions

From net investment income	$(0.126)	$(0.167)	$(0.187)	$(0.208)	$(0.234)

Total distributions	$(0.126)	$(0.167)	$(0.187)	$(0.208)	$(0.234)

Net asset value — End of year	$10.580	$10.330	$9.950	$10.200	$10.500

Total Return(2)	3.67%	5.56%	(0.62)%	(0.85)%	4.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,616	$6,595	$9,484	$11,668	$12,990

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.41%	1.46%	1.44%	1.45%	1.44%

Net investment income	1.18%	1.68%	1.82%	2.02%	2.23%

Portfolio Turnover	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class I

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.610	$9.250	$9.480	$9.770	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.205	$0.242	$0.260	$0.280	$0.304

Net realized and unrealized gain (loss)	0.234	0.361	(0.227)	(0.287)	0.225

Total income (loss) from operations	$0.439	$0.603	$0.033	$(0.007)	$0.529

Less Distributions

From net investment income	$(0.209)	$(0.243)	$(0.263)	$(0.283)	$(0.309)

Total distributions	$(0.209)	$(0.243)	$(0.263)	$(0.283)	$(0.309)

Net asset value — End of year	$9.840	$9.610	$9.250	$9.480	$9.770

Total Return(2)	4.63%	6.64%	0.36%	(0.02)%	5.63%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$122,078	$88,841	$73,789	$75,120	$59,486

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.46%	0.50%	0.49%	0.50%	0.49%

Net investment income	2.13%	2.59%	2.77%	2.96%	3.15%

Portfolio Turnover	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class A

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.480	$9.080	$9.230	$9.520	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.244	$0.287	$0.317	$0.326	$0.339

Net realized and unrealized gain (loss)	0.193	0.398	(0.146)	(0.293)	0.277

Total income from operations	$0.437	$0.685	$0.171	$0.033	$0.616

Less Distributions

From net investment income	$(0.267)	$(0.285)	$(0.321)	$(0.323)	$(0.336)

Total distributions	$(0.267)	$(0.285)	$(0.321)	$(0.323)	$(0.336)

Net asset value — End of year	$9.650	$9.480	$9.080	$9.230	$9.520

Total Return(2)	4.68%	7.69%	1.89%	0.41%	6.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$100,417	$101,283	$98,224	$104,121	$117,155

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.69%	0.72%	0.73%	0.72%	0.72%

Interest and fee expense(4)	—	—	—	0.01%	0.03%

Total expenses(3)	0.69%	0.72%	0.73%	0.73%	0.75%

Net investment income	2.57%	3.14%	3.47%	3.53%	3.62%

Portfolio Turnover	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class C

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.890	$9.470	$9.630	$9.930	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.180	$0.229	$0.259	$0.267	$0.280

Net realized and unrealized gain (loss)	0.205	0.416	(0.155)	(0.302)	0.288

Total income (loss) from operations	$0.385	$0.645	$0.104	$(0.035)	$0.568

Less Distributions

From net investment income	$(0.205)	$(0.225)	$(0.264)	$(0.265)	$(0.278)

Total distributions	$(0.205)	$(0.225)	$(0.264)	$(0.265)	$(0.278)

Net asset value — End of year	$10.070	$9.890	$9.470	$9.630	$9.930

Total Return(2)	3.94%	6.92%	1.10%	(0.32)%	5.97%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,804	$12,202	$17,481	$21,115	$24,731

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.44%	1.47%	1.48%	1.47%	1.47%

Interest and fee expense(4)	—	—	—	0.01%	0.03%

Total expenses(3)	1.44%	1.47%	1.48%	1.48%	1.50%

Net investment income	1.81%	2.41%	2.72%	2.78%	2.86%

Portfolio Turnover	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class I

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.480	$9.080	$9.230	$9.520	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.262	$0.303	$0.335	$0.345	$0.357

Net realized and unrealized gain (loss)	0.202	0.400	(0.146)	(0.293)	0.278

Total income from operations	$0.464	$0.703	$0.189	$0.052	$0.635

Less Distributions

From net investment income	$(0.284)	$(0.303)	$(0.339)	$(0.342)	$(0.355)

Total distributions	$(0.284)	$(0.303)	$(0.339)	$(0.342)	$(0.355)

Net asset value — End of year	$9.660	$9.480	$9.080	$9.230	$9.520

Total Return(2)	4.97%	7.91%	2.09%	0.61%	7.00%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$66,447	$51,021	$32,285	$31,778	$28,693

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.49%	0.52%	0.53%	0.52%	0.52%

Interest and fee expense(4)	—	—	—	0.01%	0.03%

Total expenses(3)	0.49%	0.52%	0.53%	0.53%	0.55%

Net investment income	2.76%	3.30%	3.66%	3.74%	3.80%

Portfolio Turnover	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.650	$8.500	$8.730	$9.110	$8.900

Income (Loss) From Operations

Net investment income(1)	$0.269	$0.310	$0.334	$0.323	$0.345

Net realized and unrealized gain (loss)	0.093	0.153	(0.236)	(0.379)	0.207

Total income (loss) from operations	$0.362	$0.463	$0.098	$(0.056)	$0.552

Less Distributions

From net investment income	$(0.272)	$(0.313)	$(0.328)	$(0.324)	$(0.342)

Total distributions	$(0.272)	$(0.313)	$(0.328)	$(0.324)	$(0.342)

Net asset value — End of year	$8.740	$8.650	$8.500	$8.730	$9.110

Total Return(2)	4.26%	5.58%	1.16%	(0.58)%	6.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$115,340	$119,324	$112,508	$125,579	$147,706

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.71%	0.75%	0.75%	0.73%	0.73%

Interest and fee expense(4)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(3)	0.76%	0.82%	0.80%	0.77%	0.77%

Net investment income	3.11%	3.65%	3.89%	3.67%	3.84%

Portfolio Turnover	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.960	$8.800	$9.040	$9.430	$9.220

Income (Loss) From Operations

Net investment income(1)	$0.211	$0.257	$0.279	$0.266	$0.287

Net realized and unrealized gain (loss)	0.093	0.161	(0.246)	(0.389)	0.208

Total income (loss) from operations	$0.304	$0.418	$0.033	$(0.123)	$0.495

Less Distributions

From net investment income	$(0.214)	$(0.258)	$(0.273)	$(0.267)	$(0.285)

Total distributions	$(0.214)	$(0.258)	$(0.273)	$(0.267)	$(0.285)

Net asset value — End of year	$9.050	$8.960	$8.800	$9.040	$9.430

Total Return(2)	3.45%	4.84%	0.39%	(1.28)%	5.44%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,815	$13,088	$22,991	$29,651	$38,004

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.46%	1.50%	1.50%	1.48%	1.48%

Interest and fee expense(4)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(3)	1.51%	1.57%	1.55%	1.52%	1.52%

Net investment income	2.36%	2.93%	3.13%	2.92%	3.08%

Portfolio Turnover	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Year Ended July 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.690	$8.530	$8.760	$9.140	$8.940

Income (Loss) From Operations

Net investment income(1)	$0.287	$0.328	$0.352	$0.342	$0.365

Net realized and unrealized gain (loss)	0.083	0.163	(0.235)	(0.380)	0.197

Total income (loss) from operations	$0.370	$0.491	$0.117	$(0.038)	$0.562

Less Distributions

From net investment income	$(0.290)	$(0.331)	$(0.347)	$(0.342)	$(0.362)

Total distributions	$(0.290)	$(0.331)	$(0.347)	$(0.342)	$(0.362)

Net asset value — End of year	$8.770	$8.690	$8.530	$8.760	$9.140

Total Return(2)	4.34%	5.90%	1.37%	(0.36)%	6.40%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$64,685	$53,541	$46,396	$51,055	$53,322

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.51%	0.54%	0.55%	0.53%	0.53%

Interest and fee expense(4)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(3)	0.56%	0.61%	0.60%	0.57%	0.57%

Net investment income	3.31%	3.84%	4.09%	3.88%	4.03%

Portfolio Turnover	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$5,000,012

Interest Rate or Range of Interest Rates (%)	0.28

Collateral for Floating Rate Notes Outstanding	$8,283,562

For the year ended July 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	1.77%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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July 31, 2020

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2020 and July 31, 2019 was as follows:

	Year Ended July 31, 2020
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Tax-exempt income	$1,674,058	$2,116,681	$3,632,370	$4,576,110	$5,932,134

Ordinary income	$—	$63,830	$—	$216,058	$14,660

	Year Ended July 31, 2019
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Tax-exempt income	$1,445,855	$2,138,725	$3,432,648	$4,553,353	$6,521,683

Ordinary income	$—	$38,522	$—	$203,554	$22,964

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July 31, 2020

Notes to Financial Statements — continued

During the year ended July 31, 2020, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:

Paid-in capital	$—	$(15,654)	$—	$—	$—

Distributable earnings	$—	$15,654	$—	$—	$—

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$105,766	$—	$91,864	$854,370	$104,714

Deferred capital losses	$(374,201)	$(1,142,682)	$(915,867)	$(2,293,599)	$(12,980,583)

Net unrealized appreciation	$6,027,123	$6,085,451	$12,024,389	$13,680,037	$14,705,535

Distributions payable	$(16,231)	$(30,994)	$(91,862)	$(64,975)	$(104,715)

At July 31, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$181,636	$1,142,682	$531,244	$2,293,599	$5,486,952

Long-term	$192,565	$—	$384,623	$—	$7,493,631

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$58,897,862	$73,663,764	$169,314,783	$165,579,922	$172,952,374

Gross unrealized appreciation	$6,109,742	$6,114,487	$12,119,896	$13,787,723	$15,993,489

Gross unrealized depreciation	(82,619)	(29,036)	(95,507)	(107,686)	(1,287,954)

Net unrealized appreciation	$6,027,123	$6,085,451	$12,024,389	$13,680,037	$14,705,535

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July 31, 2020

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$165,783	$238,515	$590,825	$595,731	$697,566

Effective Annual Rate	0.27%	0.30%	0.33%	0.35%	0.37%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2020 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$3,417	$10,176	$16,466	$15,337	$22,516

EVD’s Class A Sales Charges	$4,067	$4,769	$7,206	$20,259	$18,151

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2020 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$73,268	$103,479	$117,961	$200,661	$231,413

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July 31, 2020

Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$31,176	$44,164	$46,987	$90,869	$93,087

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2020 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$8,313	$11,777	$12,530	$24,232	$24,823

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—

Class C	$—	$6,000	$—	$2,000	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2020 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$16,903,865	$23,919,543	$49,774,268	$72,889,802	$41,353,750

Sales	$10,050,872	$20,721,667	$24,727,324	$62,840,543	$37,352,415

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Municipal Income Funds

July 31, 2020

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	788,669	81,865	920,668

Issued to shareholders electing to receive payments of distributions in Fund shares	89,854	6,635	51,583

Redemptions	(554,286)	(44,087)	(702,817)

Converted from Class C shares	35,136	—	—

Converted to Class A shares	—	(31,588)	—

Net increase	359,373	12,825	269,434

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	428,058	115,415	1,021,968

Issued to shareholders electing to receive payments of distributions in Fund shares	84,623	7,738	37,917

Redemptions	(594,126)	(142,248)	(455,733)

Converted from Class C shares	72,111	—	—

Converted to Class A shares	—	(64,823)	—

Net increase (decrease)	(9,334)	(83,918)	604,152

Connecticut Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	407,309	335,684	714,677

Issued to shareholders electing to receive payments of distributions in Fund shares	113,777	8,159	53,904

Redemptions	(617,590)	(252,754)	(748,448)

Converted from Class C shares	56,606	—	—

Converted to Class A shares	—	(56,797)	—

Net increase (decrease)	(39,898)	34,292	20,133

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	296,830	151,480	1,085,269

Issued to shareholders electing to receive payments of distributions in Fund shares	127,199	6,578	43,938

Redemptions	(878,661)	(98,151)	(458,144)

Converted from Class C shares	52,842	—	—

Converted to Class A shares	—	(52,997)	—

Net increase (decrease)	(401,790)	6,910	671,063

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July 31, 2020

Notes to Financial Statements — continued

Minnesota Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	770,575	179,788	6,394,783

Issued to shareholders electing to receive payments of distributions in Fund shares	109,526	6,933	137,976

Redemptions	(858,196)	(110,269)	(3,372,136)

Converted from Class C shares	96,353	—	—

Converted to Class A shares	—	(89,571)	—

Net increase (decrease)	118,258	(13,119)	3,160,623

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	1,022,303	132,503	4,955,232

Issued to shareholders electing to receive payments of distributions in Fund shares	129,262	12,126	131,702

Redemptions	(1,479,187)	(266,971)	(3,819,184)

Converted from Class C shares	207,494	—	—

Converted to Class A shares	—	(192,932)	—

Net increase (decrease)	(120,128)	(315,274)	1,267,750

New Jersey Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	938,030	288,996	2,684,117

Issued to shareholders electing to receive payments of distributions in Fund shares	240,011	20,800	157,937

Redemptions	(1,617,764)	(322,171)	(1,344,206)

Converted from Class C shares	155,395	—	—

Converted to Class A shares	—	(148,932)	—

Net increase (decrease)	(284,328)	(161,307)	1,497,848

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	666,706	320,406	3,400,424

Issued to shareholders electing to receive payments of distributions in Fund shares	267,697	31,360	133,924

Redemptions	(1,615,835)	(438,139)	(1,708,162)

Converted from Class C shares	548,184	—	—

Converted to Class A shares	—	(525,165)	—

Net increase (decrease)	(133,248)	(611,538)	1,826,186

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July 31, 2020

Notes to Financial Statements — continued

Pennsylvania Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	881,652	369,812	2,097,455

Issued to shareholders electing to receive payments of distributions in Fund shares	373,257	29,403	121,952

Redemptions	(2,007,822)	(396,067)	(1,008,027)

Converted from Class C shares	163,587	—	—

Converted to Class A shares	—	(157,986)	—

Net increase (decrease)	(589,326)	(154,838)	1,211,380

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	1,131,519	154,205	2,670,861

Issued to shareholders electing to receive payments of distributions in Fund shares	431,069	56,708	94,458

Redemptions	(1,891,199)	(515,244)	(2,041,143)

Converted from Class C shares	877,891	—	—

Converted to Class A shares	—	(847,823)	—

Net increase (decrease)	549,280	(1,152,154)	724,176

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2020.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2020, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended July 31, 2020, Arizona Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

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July 31, 2020

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2020 was as follows:

	Arizona Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(273,710	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$92,784	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended July 31, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Arizona Fund

Average Notional Cost:

Futures Contracts — Short	$232,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,924,985	$—	$64,924,985

Total Investments	$—	$64,924,985	$—	$64,924,985

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,749,215	$—	$79,749,215

Total Investments	$—	$79,749,215	$—	$79,749,215

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Eaton Vance

Municipal Income Funds

July 31, 2020

Notes to Financial Statements — continued

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$181,339,172	$—	$181,339,172

Total Investments	$—	$181,339,172	$—	$181,339,172

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$172,124,880	$—	$172,124,880

Taxable Municipal Securities	—	7,135,079	—	7,135,079

Total Investments	$—	$179,259,959	$—	$179,259,959

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$192,557,122	$—	$192,557,122

Taxable Municipal Securities	—	100,799	—	100,799

Total Investments	$—	$192,657,921	$—	$192,657,921

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

69

Eaton Vance

Municipal Income Funds

July 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Municipal Income Funds

July 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2020, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%

Connecticut Municipal Income Fund	97.07%

Minnesota Municipal Income Fund	100.00%

New Jersey Municipal Income Fund	95.49%

Pennsylvania Municipal Income Fund	99.75%

71

Eaton Vance

Municipal Income Funds

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

Municipal Income Funds

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Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

73

Eaton Vance

Municipal Income Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2019.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index

Eaton Vance Arizona Municipal Income Fund	Higher	Consistent	Lower	Lower

Eaton Vance Connecticut Municipal Income Fund	Lower	Lower	Lower	Lower

Eaton Vance Minnesota Municipal Income Fund	Lower	n/a	Lower	Lower

Eaton Vance New Jersey Municipal Income Fund	Higher	n/a	Higher	Lower

Eaton Vance Pennsylvania Municipal Income Fund	Lower	n/a	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Eaton Vance Connecticut Municipal Income Fund and the Eaton Vance Minnesota Municipal Income Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory. With respect to Eaton Vance Pennsylvania Municipal Income Fund, the Board noted that actions are being taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

74

Eaton Vance

Municipal Income Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

75

Eaton Vance

Municipal Income Funds

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

76

Eaton Vance

Municipal Income Funds

July 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

77

Eaton Vance

Municipal Income Funds

July 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

78

Eaton Vance

Municipal Income Funds

July 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

79

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

80

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.20

Eaton Vance

Municipal Opportunities Fund

Annual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2020

Eaton Vance

Municipal Opportunities Fund

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on August 1, 2019, Treasury and municipal bond markets were in the midst of a rally that would continue into September, propelled by lower-than-desired inflation, low European interest rates, on-again/ off-again trade-conflict rhetoric with China, and U.S. Federal Reserve (the Fed) comments the previous March that were more dovish than the market had expected — leading many investors to conclude that further Fed rate hikes were off the table for 2019.

Additional support for the rally came on July 31, 2019, the day before the period opened, when the Fed reversed course and cut the federal funds rate — its first reduction in over a decade. Two additional rate cuts followed in September and October.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed for 2019 at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

In January 2020, however, news of the outbreak of a new coronavirus in China raised investor concerns and led to a “flight to quality” that revived the bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. The historically strong correlation between municipal bonds and Treasurys briefly broke down, as economic activity decreased and credit markets, along with equities, declined in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to shore up the credit markets. At its July meeting, the Fed provided additional reassurance that it would maintain rates around zero for the foreseeable future and use all tools at its disposal to support the U.S. economy. These moves helped calm the markets and initiated a new municipal bond rally that began in April and lasted through the end of the period.

The rally was also driven by market technical factors as municipal bond demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed income asset classes, municipal bond funds saw net inflows for the first seven months of 2020 as a whole — despite pandemic-induced record outflows in March and April.

Additional demand came from coupon payments and large numbers of bonds maturing on July 1, generating substantial amounts of cash for bond holders to reinvest.

For the 12-month period ended July 31, 2020, rates declined across the municipal bond yield curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 5.36% for the fiscal year — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the fiscal year ended July 31, 2020, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 2.32%, underperforming the 5.36% return of the Fund’s benchmark, the Index.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary detractors from performance versus the Index included security selection and an overweight position, relative to the Index, in Illinois bonds; an overweight position in bonds rated BBB and below during a period when lower-rated bonds in general underperformed higher-rated issues; and an underweight position in bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general outperformed shorter-maturity bonds.

In contrast, contributors to performance versus the Index included an underweight position in prerefunded, or escrowed, bonds; the Fund’s allocation to taxable municipal bonds, which in general outperformed tax-exempt municipal bonds during the period and are not represented in the Index; and the Fund’s use of leveraged investments. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets. During this period of generally rising bond prices, leverage contributed to performance versus the Index, which does not employ leverage.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	2.32%	3.62%	4.82%
Class A with 4.75% Maximum Sales Charge	—	—	–2.52	2.63	4.27
Class C at NAV	08/18/2014	05/31/2011	1.64	2.87	4.30
Class C with 1% Maximum Sales Charge	—	—	0.64	2.87	4.30
Class I at NAV	05/31/2011	05/31/2011	2.66	3.90	5.10
Bloomberg Barclays Municipal Bond Index	—	—	5.36%	4.12%	4.44%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.96%	1.71%	0.71%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.15%	1.41%	2.40%
Taxable-Equivalent Distribution Rate			3.63	2.38	4.05
SEC 30-day Yield			1.57	0.91	1.89
Taxable-Equivalent SEC 30-day Yield			2.65	1.54	3.20

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					0.42%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$14,711	N.A.
Class I	$250,000	05/31/2011	$394,706	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.30	$4.61	0.93%
Class C	$1,000.00	$990.60	$8.31	1.68%
Class I	$1,000.00	$995.60	$3.37	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.67	0.93%
Class C	$1,000.00	$1,016.50	$8.42	1.68%
Class I	$1,000.00	$1,021.50	$3.42	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 89.0%
Security	Principal Amount (000’s omitted)	Value

Education — 3.9%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$556,327

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(1)	1,360	1,357,906

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	865	845,200

Arizona State University, 5.00%, 7/1/33	500	580,160

Arizona State University, 5.00%, 7/1/34	580	672,098

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	680,118

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	722,604

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,329,874

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,638,966

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(1)	1,000	1,195,680

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(1)	1,000	1,174,960

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	585	613,156

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	650,190

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	776,342

District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	302,599

District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	288,317

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,499,727

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	2,535	2,491,220

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	355,122

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	397,852

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	391,104

Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,500	1,466,760

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	547,524

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	583,790

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,971,522

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	646,333

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	$500	$625,835

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	887,451

Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	900,724

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,128,627

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,207,431

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	829,426

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	957,030

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,902,013

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	551,009

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	307,359

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	345,453

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	575,500

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	625,240

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,145,650

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	987,332

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,027,378

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,099,620

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	635,715

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(1)	2,690	3,069,640

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(1)	205	211,820

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(1)	260	265,411

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	840	908,804

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,010	1,076,034

Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	547,950

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	$500	$548,610

University of Arkansas, 5.00%, 11/1/24	450	537,169

University of Arkansas, 5.00%, 11/1/25	500	616,785

University of Idaho, 5.00%, 4/1/24	500	571,000

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	689,744

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	505,688

University of Pittsburgh, PA, 0.52%, (SIFMA + 0.36%), 2/15/24(2)	3,000	2,994,810

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	285	298,241

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	448,322

		$54,764,272

Electric Utilities — 2.5%

American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,524,600

Arkansas River Power Authority, CO, 5.00%, 10/1/27	2,255	2,633,908

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,315,461

Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,344,180

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,747,144

Long Island Power Authority, NY, Electric System Revenue, 0.87%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	5,987,520

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	634,920

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,944,108

Nebraska Public Power District, 5.00%, 1/1/24	750	870,757

Omaha Public Power District, NE, 5.00%, 2/1/25	550	663,014

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,024,117

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,417,339

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,213,800

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	617,552

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	820,118

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	820,697

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	619,775

		$36,199,010

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.3%

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$125	$136,574

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	295	308,735

District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	654,730

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,000	1,088,560

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Escrowed to Maturity, 5.00%, 4/1/23	400	442,980

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Escrowed to Maturity, 5.00%, 4/1/25	715	846,639

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	248,607

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	536,820

		$4,263,645

General Obligations — 11.6%

Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,315

Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,206,290

Bergen County, NJ, 3.00%, 7/15/30	2,185	2,491,774

Burlington, VT, 5.00%, 11/1/24	400	477,484

Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,077,927

Chelsea School District, MI, 4.00%, 5/1/24	740	841,558

Chelsea School District, MI, 4.00%, 5/1/25	765	893,727

Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	2,918,475

Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,838,599

Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,240,179

Chicago Park District, IL, 5.00%, 1/1/24	500	556,645

Chicago, IL, 5.00%, 12/1/22	2,230	2,243,871

Chicago, IL, 5.00%, 1/1/28	3,000	3,381,270

Chicago, IL, 5.00%, 1/1/30	9,780	11,138,833

Chicago, IL, 5.625%, 1/1/30	6,000	6,925,440

Chicago, IL, 6.00%, 1/1/38	4,000	4,644,160

Connecticut, 5.00%, 4/15/34	1,000	1,286,930

Dallas, TX, 5.00%, 2/15/25	1,000	1,204,560

Delaware Valley Regional Finance Authority, PA, 0.875%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	8,000	7,816,240

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,049,954

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hermiston School District No. 8R, OR, 0.00%, 6/15/43	$3,165	$1,595,603

Illinois, 3.25%, 11/1/26	2,400	2,457,072

Illinois, 5.00%, 2/1/24	5,000	5,460,450

Illinois, 5.00%, 11/1/24	2,750	3,041,995

Illinois, 5.00%, 2/1/25	10,000	11,136,900

Illinois, 5.00%, 2/1/27	5,000	5,733,250

Illinois, 5.00%, 2/1/28	10,000	11,424,100

Illinois, 5.00%, 11/1/29	10,000	11,418,000

Illinois, 5.50%, 5/1/39	1,740	2,075,959

Illinois, 5.75%, 5/1/45	1,780	2,136,356

Johnson County, KS, 2.00%, 9/1/32(3)	4,530	4,803,929

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,037,934

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,297,720

Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,514,578

Massachusetts, 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	4,630	4,613,193

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	915,735

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,218,340

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	607,590

New York, NY, 5.00%, 8/1/25	1,000	1,140,090

New York, NY, 5.00%, 8/1/29	450	510,727

Ottawa County, MI, 5.00%, 11/1/22	500	554,660

Ottawa County, MI, 5.00%, 11/1/24	250	300,770

Ottawa County, MI, 5.00%, 11/1/25	300	373,416

Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,404,240

Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,268,137

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,269,730

Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,775,200

St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,276,661

St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,993,810

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	470,092

Upper Merion Area School District, PA, 5.00%, 1/15/29	500	598,395

Upper Merion Area School District, PA, 5.00%, 1/15/30	300	358,455

Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	840,670

Washington, 5.00%, 6/1/35(3)	2,500	3,326,725

Washington, 5.00%, 6/1/36(3)	2,200	2,915,352

Washington, 5.00%, 6/1/37(3)	2,500	3,301,900

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	$65	$54,180

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,266,587

		$163,733,732

Hospital — 23.7%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,088,182

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,957,760

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,147,718

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,176,902

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,011,998

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,275,277

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	781,825

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,760,563

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,501,753

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,148,960

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	240,562

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	281,054

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	322,599

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	367,667

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,285,810

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,584,276

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,587,811

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	2,066,633

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,438,443

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	110,246

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	402,264

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	$300	$334,419

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	122,323

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,452

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,880

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	224,868

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	509,724

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,675,005

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,299,143

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(1)	3,730	4,006,654

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/27	500	606,955

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28	500	601,835

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29	200	239,988

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,148,597

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/51	4,715	5,169,385

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	1,064,050

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	2,580	2,738,722

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	225,423

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	342,372

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	160,833

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	221,102

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	738,906

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,470,000

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	556,320

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	336,678

Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	931,430

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/49	$2,375	$2,674,630

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	16,330	17,940,628

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	2,500	3,117,225

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/36	3,900	4,821,843

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/37	6,015	7,413,066

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/38	1,360	1,671,154

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/40	4,080	4,986,739

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,152,720

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	750	867,765

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/36	750	863,880

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/37	750	860,925

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/38	1,750	2,002,455

Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,467,104

Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,181,580

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,527,998

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28(4)	8,000	10,025,600

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,124,690

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,961,732

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	504,137

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	441,066

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	484,279

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,489,920

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	575,791

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,817,807

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,648,212

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	$1,440	$1,756,728

Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/30	2,000	2,572,560

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	532,233

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	626,676

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	956,250

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	712,416

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	249,536

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/34	960	1,219,709

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/35	1,510	1,910,210

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/36	1,615	2,034,157

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/37	1,690	2,121,406

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/38	1,780	2,227,474

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/39	1,865	2,327,166

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/40	1,960	2,439,161

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,118,270

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,052,699

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,518,842

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	922,445

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	852,916

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	478,670

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	132,013

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	$500	$590,385

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,325,665

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	2,941,171

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,378,367

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,403,100

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,232,953

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,357,287

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,784,164

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,749,605

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,558,662

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,522,752

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,145,750

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.71%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	6,075	6,068,317

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,387,900

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,120,490

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	605,690

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,206,180

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,287,702

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,859,070

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	17,040	26,051,774

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	653,116

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	564,215

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	$2,600	$3,116,958

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,166,940

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,325,452

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	30,000	31,431,600

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	34,816

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,211,470

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	598,785

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/35	1,000	1,160,420

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/36	1,000	1,155,670

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/37	1,000	1,151,990

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	575,705

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	660,182

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	747,263

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	654,995

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	963,990

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	476,062

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	674,286

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,395,340

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(1)	700	760,522

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	1,000	1,167,810

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	500	579,725

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(1)	600	694,068

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	$450	$519,102

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,150,300

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(1)	1,100	1,260,853

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(1)	1,100	1,252,097

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(1)	1,200	1,363,536

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	1,000	1,133,590

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(1)	300	348,774

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(1)	1,100	1,255,496

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	1,500	1,811,160

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(1)	1,500	1,775,430

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.16%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	996,620

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,018,096

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,780,466

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	566,040

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	380,109

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,081,202

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	1,875,312

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,211,960

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,203,400

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,758,950

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,836,765

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,684,400

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,840,656

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,218,950

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	516,069

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	$400	$448,852

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	577,605

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	592,285

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	589,385

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	587,370

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,158,512

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,545,024

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,144,005

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,212,670

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,450,150

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,968,944

Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,139,580

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,232,690

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	276,943

		$335,348,562

Housing — 2.6%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$502,635

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	2,870	3,438,748

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	915	1,090,671

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/36	1,260	1,488,602

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,495	1,757,791

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	586,530

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	514,080

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,224,141

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,258,862

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/32	300	314,628

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/33	$330	$343,659

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/34	340	352,968

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	361,928

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/40	450	458,122

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	935	937,524

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	2,200	2,365,990

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	940,112

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,981,660

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	392,790

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/35	770	844,744

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,346,076

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	860	931,930

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	705	774,457

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	735,503

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	404,789

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/34	2,560	2,749,389

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/39	1,595	1,682,103

		$36,780,432

Industrial Development Revenue — 4.8%

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	$2,155	$2,307,014

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,310,457

Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(1)(3)	2,190	2,246,086

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$933,319

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	1,035,166

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	2,000	2,072,120

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,097,560

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.91%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,500	2,500,075

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,582,605

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	223,753

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,666,300

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,622,120

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,472,700

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,952,409

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	15,000	15,312,900

Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	5,500	5,058,295

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,143,190

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,253,913

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	9,045	9,488,205

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	4,595	5,054,546

		$68,332,733

Insured – Education — 0.1%

Missouri Southern State University, (AGM), 4.00%, 10/1/33	$220	$252,190

Missouri Southern State University, (AGM), 4.00%, 10/1/35	125	142,274

Missouri Southern State University, (AGM), 4.00%, 10/1/36	150	170,046

Missouri Southern State University, (AGM), 4.00%, 10/1/37	85	96,058

Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	78,876

Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	61,807

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	120,906

		$922,157

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.9%

Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45(3)	$1,505	$1,793,102

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,840,275

Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	281,853

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,567,865

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	335	342,862

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	174,723

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	138,833

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,110	1,138,849

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	543,096

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	127,475

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	125	127,224

Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,173,796

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,833,741

		$13,083,694

Insured – Escrowed / Prerefunded — 0.4%

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$274,188

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	314,174

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	191,203

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,649,240

		$5,428,805

Insured – General Obligations — 2.7%

Atlantic City, NJ, (BAM), 5.00%, 3/1/23	$500	$555,190

Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	345,462

Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	341,736

Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	354,993

Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,083,364

Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,114,525

Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,151,790

Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,190,440

Cambria County, PA, (AGM), 4.00%, 8/1/34	745	853,681

Cambria County, PA, (BAM), 5.00%, 8/1/23	985	1,113,208

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,145,820

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,159,492

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	4,072,057

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,580	1,323,993

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,560	1,217,549

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	$500	$583,915

Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,032

Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,127

Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	310,875

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,923,845

McCook, IL, (AGM), 4.00%, 12/1/24	200	225,898

McCook, IL, (AGM), 4.00%, 12/1/25	275	317,036

McCook, IL, (AGM), 4.00%, 12/1/26	260	305,170

McCook, IL, (AGM), 4.00%, 12/1/27	300	358,119

McCook, IL, (AGM), 4.00%, 12/1/28	300	363,465

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,021,506

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,061,336

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	855,570

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,312,270

Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	930,707

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,685	2,749,789

Puerto Rico, (AGC), 5.00%, 7/1/34	310	311,513

Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,084,550

Puerto Rico, (NPFG), 5.25%, 7/1/22	530	532,464

Puerto Rico, (NPFG), 6.00%, 7/1/27	570	583,754

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	408,037

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/34(3)	1,140	1,429,503

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/50(3)	1,500	1,831,980

Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	432,710

Will and Cook Counties Community High School District No. 210, IL, (BAM), 0.00%, 1/1/33	200	145,966

		$38,180,437

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$409,496

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	463,071

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	437,044

		$1,309,611

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 0.2%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$930,184

Kentucky Asset/Liability Commission, (NPFG), 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	2,000	1,970,580

		$2,900,764

Insured – Other Revenue — 0.1%

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$351,702

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	379,726

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,448

		$851,876

Insured – Special Tax Revenue — 0.9%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,607,581

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	477,275

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,325,964

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	329,170

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	329,967

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,145	1,250,672

Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,902,040

		$13,222,669

Insured – Transportation — 2.4%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,429,759

Metropolitan Transportation Authority, NY, (AGM), 0.798%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(2)	5,000	4,948,850

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	208,870

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	3,162,475

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	961,722

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,157,900

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,190,660

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	876,209

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	$1,675	$1,684,882

Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	589,720

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	111,334

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	3,894,185

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,760	2,920,522

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,573,455

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,441,414

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	2,570	2,587,476

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	388,919

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	102,254

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	204,460

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,470	2,510,903

		$33,945,969

Insured – Water and Sewer — 0.0%(5)

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$100	$100,623

		$100,623

Lease Revenue / Certificates of Participation — 1.3%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,864,120

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,564,480

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,823,080

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,152,110

New Jersey Economic Development Authority, (School Facilities Construction), 1.76%, (SIFMA + 1.60%), 3/1/28(2)	7,575	7,385,776

		$18,789,566

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 6.9%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(1)	$7,000	$7,308,700

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(1)	4,500	4,723,425

Black Belt Energy Gas District, AL, 0.53%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	5,000	4,769,500

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	4,950	5,495,688

Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/37	2,000	2,353,200

Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/38	2,000	2,345,420

Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/36	2,000	2,582,820

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,140,170

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,149,471

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,531,185

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	1,465	1,659,347

Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(1)	1,000	1,132,660

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(1)	4,550	4,767,262

Main Street Natural Gas, Inc., GA, 0.865%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	5,500	5,468,430

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.61%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(2)	8,435	8,085,454

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,955,837

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,087,160

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.975%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	7,500	7,476,150

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,590,532

Southeast Alabama Gas Supply District, (Project No. 2), 0.965%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,963,730

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.91%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	5,005	4,923,469

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	107,416

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.21%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	$11,000	$11,034,870

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.212%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	1,000	1,000,080

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	762,997

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,638,232

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	835,226

		$97,888,431

Senior Living / Life Care — 8.8%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$515,385

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	638,269

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	377,178

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	340,160

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	496,687

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	535,240

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,872,241

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,423,224

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	470,210

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	743,183

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	820,427

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	454,499

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 3.25%, 11/15/25	1,500	1,513,110

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/27	285	314,110

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/28	300	329,103

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/29	315	342,991

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/30	$330	$356,324

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.125%, 11/15/40	260	274,435

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	317,457

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	579,984

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	473,286

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,228,198

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	564,968

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	327,642

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	448,996

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), Series 2017A, 5.00%, 5/15/26	350	387,664

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), Series 2017B, 5.00%, 5/15/26	505	532,280

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	2,000	1,958,400

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	967,520

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	195	206,979

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	528,190

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	377,807

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	223,337

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	128,074

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	471,487

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,012,180

Howard County, MD, (Vantage House), 5.00%, 4/1/21	169	170,386

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,617,555

Howard County, MD, (Vantage House), 5.00%, 4/1/36	2,035	2,054,373

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	397,080

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,663,229

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,183,439

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	$700	$727,790

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	959,926

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	687,589

Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	65	66,464

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,219,428

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	995,160

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30	1,500	1,619,880

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32	395	419,241

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33	865	914,123

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34	1,280	1,344,909

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	324,551

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,480	1,580,892

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	218,536

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	163,272

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	200	217,068

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	108,222

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	215,716

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	376,404

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	375,337

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	321,033

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	320,121

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	490	493,739

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,925,173

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	$920	$933,625

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	560	574,510

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,725	1,774,525

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,093,220

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,142,242

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,200,000

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,317,222

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	686,946

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	464,426

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	720,304

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	316,175

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	305	325,706

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	195	207,287

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	3,075	3,224,199

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	4,500	4,648,140

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,347,148

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.25%, 1/1/54	250	259,458

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	272,965

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,383,317

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	839,240

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	701,441

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,465	2,597,666

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	418,880

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	$1,540	$1,565,780

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	660	636,009

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,298,712

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	274,665

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	296,630

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34	650	681,486

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39	480	497,218

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	621,768

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/44	1,285	1,407,101

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/49	1,510	1,647,757

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,824,812

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,087,250

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,135,580

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	303,831

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/54	1,000	998,290

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,098,643

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	5,225	5,534,268

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,170	1,191,610

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29(3)	500	555,100

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	3,037,740

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	584,431

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	$400	$431,508

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,719,305

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	761,017

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	597,537

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	510,865

Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,105	1,102,668

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	750	772,762

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	259,430

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(1)	840	896,339

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(1)	445	476,809

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(1)	460	493,916

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	500	520,025

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	767,287

Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	488,160

Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	416,334

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	246,740

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	500	487,705

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	175,093

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	125,066

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	373,191

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	265,893

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	371,711

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	106,165

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	106,088

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	$3,545	$3,591,900

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	3,390	3,512,718

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	508,780

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	695,405

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,028,022

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,417,088

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	518,040

		$124,702,751

Special Tax Revenue — 3.6%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,682,415

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,175,500

Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(1)	220	210,848

Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(1)	250	236,573

Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(1)	270	254,073

Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(1)	285	267,253

Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(1)	310	289,738

Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(1)	650	602,388

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	72,035

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/36	1,360	1,317,894

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/37	650	630,559

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	905	878,076

Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,282,800

Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,157,421

Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,340,193

Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	8,872,765

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/31	225	240,104

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	300	315,789

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/35	150	156,650

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	864,566

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	$1,655	$2,051,786

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,268,895

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	5,038,120

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,881	5,286,367

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,527,960

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,929,344

South Village Community Development District, FL, 2.00%, 5/1/21	100	101,109

South Village Community Development District, FL, 2.125%, 5/1/22	100	101,554

South Village Community Development District, FL, 2.375%, 5/1/23	100	102,911

South Village Community Development District, FL, 2.50%, 5/1/24	100	103,669

South Village Community Development District, FL, 2.75%, 5/1/25	100	105,499

South Village Community Development District, FL, 3.25%, 5/1/27	100	107,709

South Village Community Development District, FL, 4.35%, 5/1/26	420	438,942

Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	3,250	3,177,752

Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,093,280

		$51,282,537

Student Loan — 0.7%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$680,760

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,063,600

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	539,910

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	7,610	8,048,412

		$10,332,682

Transportation — 10.0%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$2,159,448

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	2,186,928

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	2,029,307

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	$3,300	$3,924,921

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,632,373

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	2,025,123

Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	412,472

Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	596,595

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	650,727

Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	878,775

Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	701,352

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,437,057

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,120,370

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,048,750

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,784,350

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,629,795

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,289,003

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,891,546

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/30	790	932,413

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	572,695

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,668,434

E-470 Public Highway Authority, CO, 1.162%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	1,000	1,000,410

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	262,825

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,426,500

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,266,640

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,248,400

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,481,780

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,225,376

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	$3,105	$3,727,397

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,202,065

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,137,192

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,121,568

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,424,303

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	548,205

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	816,435

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,650,849

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,849,363

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	919,666

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,165,910

New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.36%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	2,750	2,749,863

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,163,467

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,813,200

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,868,192

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,159,660

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,863,019

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	255,492

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,175	1,286,038

North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,201,910

Pennsylvania Turnpike Commission, 0.86%, (SIFMA + 0.70%), 12/1/23(2)	2,500	2,494,650

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,463,760

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,617,669

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,661,330

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,897,035

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,765,214

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,890,580

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	$1,500	$1,865,190

South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	562,915

South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	561,080

South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	838,950

South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,617,432

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,717,390

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	1,000	1,233,910

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	556,295

		$141,151,559

Water and Sewer — 0.5%

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$522,394

Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	461,912

Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	598,117

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	3,043,288

San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	3,020,346

		$7,646,057

Total Tax-Exempt Municipal Securities — 89.0% (identified cost $1,205,945,855)		$1,261,162,574

Tax-Exempt Mortgage-Backed Securities — 1.1%
Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.673%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$475	$471,877

National Finance Authority, NH, Municipal Certificates, Series 2020-1, Class A, 4.125%, 1/20/34	14,336	15,714,541

Total Tax-Exempt Mortgage-Backed Securities — 1.1% (identified cost $17,322,774)		$16,186,418

Taxable Municipal Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,111,660

		$2,111,660

General Obligations — 1.0%

Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,482,630

Chicago, IL, 7.375%, 1/1/33	3,250	3,800,582

Chicago, IL, 7.75%, 1/1/42	3,811	4,165,690

Chicago, IL, 7.781%, 1/1/35	2,600	3,193,554

		$14,642,456

Hospital — 0.5%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,669,050

		$7,669,050

Insured – General Obligations — 0.6%

Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,923	$7,892,064

		$7,892,064

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,756,815

		$1,756,815

Insured – Special Tax Revenue — 0.3%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$905,000

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,104,057

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	361,592

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	537,606

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	542,760

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	548,075

		$3,999,090

Senior Living / Life Care — 0.8%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,494,341

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$10,050	$10,294,717

		$11,789,058

Special Tax Revenue — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$505,420

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,024,990

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	942,001

		$2,472,411

Water and Sewer — 0.2%

Dallas, TX, Waterworks and Sewer System Revenue, 2.43%, 10/1/36	$2,500	$2,635,525

		$2,635,525

Total Taxable Municipal Securities — 3.9% (identified cost $51,812,233)		$54,968,129

Corporate Bonds & Notes — 1.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.3%

Care New England Health System, 5.50%, 9/1/26	$11,000	$11,174,007

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,685	3,630,499

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,276,154

Total Corporate Bonds & Notes — 1.3% (identified cost $17,673,702)		$18,080,660

Closed-End Funds — 0.8%
Security	Shares	Value

Nuveen Quality Municipal Income Fund	740,193	$10,843,827

Total Closed-End Funds — 0.8% (identified cost $9,690,545)		$10,843,827

Total Investments — 96.1% (identified cost $1,302,445,109)		$1,361,241,608

Other Assets, Less Liabilities — 3.9%		$55,386,156

Net Assets — 100.0%		$1,416,627,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	14.4%

Others, representing less than 10% individually	81.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.9% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $125,220,571 or 8.8% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)	When-issued/delayed delivery security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1J).

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Portfolio of Investments — continued

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Statement of Assets and Liabilities

Assets	July 31, 2020

Investments, at value (identified cost, $1,302,445,109)	$1,361,241,608

Cash	72,612,053

Interest receivable	11,708,121

Dividends receivable	42,191

Receivable for investments sold	611,367

Receivable for Fund shares sold	1,849,815

Total assets	$1,448,065,155

Liabilities

Payable for floating rate notes issued	$6,045,560

Payable for when-issued/delayed delivery securities	20,935,901

Payable for Fund shares redeemed	2,862,441

Distributions payable	435,874

Payable to affiliates:

Investment adviser and administration fee	669,427

Distribution and service fees	64,044

Interest expense and fees payable	16,174

Accrued expenses	407,970

Total liabilities	$31,437,391

Net Assets	$1,416,627,764

Sources of Net Assets

Paid-in capital	$1,371,365,556

Distributable earnings	45,262,208

Net Assets	$1,416,627,764

Class A Shares

Net Assets	$129,416,452

Shares Outstanding	10,492,929

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.33

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.94

Class C Shares

Net Assets	$41,938,520

Shares Outstanding	3,401,498

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.33

Class I Shares

Net Assets	$1,245,272,792

Shares Outstanding	100,825,157

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.35
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Statement of Operations

Investment Income	Year Ended July 31, 2020

Interest	$42,525,041

Dividends	166,173

Total investment income	$42,691,214

Expenses

Investment adviser and administration fee	$8,013,869

Distribution and service fees

Class A	320,266

Class C	470,156

Trustees’ fees and expenses	72,159

Custodian fee	332,669

Transfer and dividend disbursing agent fees	431,713

Legal and accounting services	83,189

Printing and postage	57,099

Registration fees	143,050

Interest expense and fees	16,174

Miscellaneous	183,297

Total expenses	$10,123,641

Net investment income	$32,567,573

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(4,460,920)

Financial futures contracts	(1,406,551)

Net realized loss	$(5,867,471)

Change in unrealized appreciation (depreciation) —

Investments	$1,817,223

Financial futures contracts	695,880

Net change in unrealized appreciation (depreciation)	$2,513,103

Net realized and unrealized loss	$(3,354,368)

Net increase in net assets from operations	$29,213,205

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$32,567,573	$27,348,699

Net realized loss	(5,867,471)	(1,047,309)

Net change in unrealized appreciation (depreciation)	2,513,103	41,949,082

Net increase in net assets from operations	$29,213,205	$68,250,472

Distributions to shareholders —

Class A	$(2,725,376)	$(2,758,523)

Class C	(647,375)	(746,583)

Class I	(28,898,436)	(23,555,841)

Total distributions to shareholders	$(32,271,187)	$(27,060,947)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$33,587,569	$43,521,214

Class C	8,321,332	10,095,054

Class I	541,100,650	488,983,370

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,499,134	2,563,754

Class C	514,318	595,761

Class I	24,283,320	19,568,953

Cost of shares redeemed

Class A	(34,220,640)	(41,362,115)

Class C	(13,958,348)	(15,259,847)

Class I	(446,174,826)	(255,364,847)

Net asset value of shares converted

Class A	483,395	1,037,027

Class C	(483,395)	(1,037,027)

Net increase in net assets from Fund share transactions	$115,952,509	$253,341,297

Net increase in net assets	$112,894,527	$294,530,822

Net Assets

At beginning of year	$1,303,733,237	$1,009,202,415

At end of year	$1,416,627,764	$1,303,733,237

27	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Financial Highlights

	Class A

	Year Ended July 31,
	2020		2019	2018	2017	2016

Net asset value — Beginning of year	$12.310		$11.880	$11.960	$12.250	$11.490

Income (Loss) From Operations

Net investment income	$0.262	(1)	$0.277 (1)	$0.251 (1)	$0.236	$0.218

Net realized and unrealized gain (loss)	0.018	(2)	0.427	(0.084)	(0.239)	0.760

Total income (loss) from operations	$0.280		$0.704	$0.167	$(0.003)	$0.978

Less Distributions

From net investment income	$(0.260)		$(0.274)	$(0.247)	$(0.236)	$(0.218)

From net realized gain	—		—	—	(0.051)	—

Total distributions	$(0.260)		$(0.274)	$(0.247)	$(0.287)	$(0.218)

Net asset value — End of year	$12.330		$12.310	$11.880	$11.960	$12.250

Total Return(3)	2.32%		6.02%	1.41%	0.04%	8.59%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$129,416		$127,094	$116,961	$112,632	$154,283

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.92%		0.94%	0.93%	0.96%	0.97%

Interest and fee expense(5)	0.00	%(6)	—	—	—	—

Total expenses(4)	0.92%		0.94%	0.93%	0.96%	0.97%

Net investment income	2.15%		2.32%	2.11%	2.02%	1.85%

Portfolio Turnover	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1J).

(6)	Amount is less than 0.005%.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Financial Highlights — continued

	Class C

	Year Ended July 31,
	2020		2019	2018	2017	2016

Net asset value — Beginning of year	$12.300		$11.870	$11.960	$12.250	$11.480

Income (Loss) From Operations

Net investment income	$0.171	(1)	$0.188 (1)	$0.161 (1)	$0.146	$0.129

Net realized and unrealized gain (loss)	0.027	(2)	0.426	(0.093)	(0.239)	0.770

Total income (loss) from operations	$0.198		$0.614	$0.068	$(0.093)	$0.899

Less Distributions

From net investment income	$(0.168)		$(0.184)	$(0.158)	$(0.146)	$(0.129)

From net realized gain	—		—	—	(0.051)	—

Total distributions	$(0.168)		$(0.184)	$(0.158)	$(0.197)	$(0.129)

Net asset value — End of year	$12.330		$12.300	$11.870	$11.960	$12.250

Total Return(3)	1.64%		5.23%	0.57%	(0.71)%	7.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$41,939		$47,617	$51,587	$54,001	$47,302

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees (4)	1.67%		1.69%	1.69%	1.71%	1.72%

Interest and fee expense(5)	0.00	%(6)	—	—	—	—

Total expenses(4)	1.67%		1.69%	1.69%	1.71%	1.72%

Net investment income	1.40%		1.57%	1.35%	1.27%	1.09%

Portfolio Turnover	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1J).

(6)	Amount is less than 0.005%.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Financial Highlights — continued

	Class I

	Year Ended July 31,
	2020		2019	2018	2017	2016

Net asset value — Beginning of year	$12.320		$11.900	$11.980	$12.270	$11.500

Income (Loss) From Operations

Net investment income	$0.293	(1)	$0.306 (1)	$0.282 (1)	$0.265	$0.248

Net realized and unrealized gain (loss)	0.028	(2)	0.418	(0.085)	(0.239)	0.770

Total income from operations	$0.321		$0.724	$0.197	$0.026	$1.018

Less Distributions

From net investment income	$(0.291)		$(0.304)	$(0.277)	$(0.265)	$(0.248)

From net realized gain	—		—	—	(0.051)	—

Total distributions	$(0.291)		$(0.304)	$(0.277)	$(0.316)	$(0.248)

Net asset value — End of year	$12.350		$12.320	$11.900	$11.980	$12.270

Total Return(3)	2.66%		6.19%	1.67%	0.29%	8.95%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,245,273		$1,129,022	$840,654	$630,358	$501,541

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.67%		0.69%	0.68%	0.71%	0.72%

Interest and fee expense(5)	0.00	%(6)	—	—	—	—

Total expenses(4)	0.67%		0.69%	0.68%	0.71%	0.72%

Net investment income	2.40%		2.56%	2.37%	2.27%	2.09%

Portfolio Turnover	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1J).

(6)	Amount is less than 0.005%.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2020, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $6,045,560 and $10,025,600, respectively. The interest rate on the Floating Rate Notes outstanding at July 31, 2020 was 0.20%. For the year ended July 31, 2020, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $1,983,607 and 0.82%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2020.

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements — continued

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2020 and July 31, 2019 was as follows:

	Year Ended July 31,
	2020	2019

Tax-exempt income	$29,320,404	$23,980,952

Ordinary income	$2,950,783	$3,079,995

As of July 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$431,153

Deferred capital losses	$(14,479,931)

Net unrealized appreciation	$59,746,860

Distributions payable	$(435,874)

At July 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $14,479,931 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2020, $12,134,740 are short-term and $2,345,191 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,295,449,188

Gross unrealized appreciation	$70,527,123

Gross unrealized depreciation	(10,780,263)

Net unrealized appreciation	$59,746,860

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the year ended July 31, 2020, the investment adviser and administration fee amounted to $8,013,869 or 0.58% of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2020, EVM earned $9,061 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,643 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2020 amounted to $320,266 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2020, the Fund paid or accrued to EVD $352,617 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2020 amounted to $117,539 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2020, the Fund was informed that EVD received approximately $11,000 and $7,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $854,862,088 and $774,713,290, respectively, for the year ended July 31, 2020.

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2020	2019

Sales	2,755,631	3,642,878

Issued to shareholders electing to receive payments of distributions in Fund shares	204,632	214,057

Redemptions	(2,835,592)	(3,462,817)

Converted from Class C shares	39,693	86,801

Net increase	164,364	480,919

	Year Ended July 31,
Class C	2020	2019

Sales	681,942	843,293

Issued to shareholders electing to receive payments of distributions in Fund shares	42,165	49,816

Redemptions	(1,153,964)	(1,280,081)

Converted to Class A shares	(39,709)	(86,791)

Net decrease	(469,566)	(473,763)

	Year Ended July 31,
Class I	2020	2019

Sales	44,448,190	40,747,269

Issued to shareholders electing to receive payments of distributions in Fund shares	1,986,723	1,629,198

Redemptions	(37,230,570)	(21,425,572)

Net increase	9,204,343	20,950,895

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2020.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2020, there were no obligations outstanding under these financial instruments.

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Notes to Financial Statements — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended July 31, 2020, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(1,406,551)	$695,880

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2020, which is indicative of the volume of this derivative type, was approximately $7,482,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,261,162,574	$—	$1,261,162,574

Tax-Exempt Mortgage-Backed Securities	—	16,186,418	—	16,186,418

Taxable Municipal Securities	—	54,968,129	—	54,968,129

Corporate Bonds & Notes	—	18,080,660	—	18,080,660

Closed-End Funds	10,843,827	—	—	10,843,827

Total Investments	$10,843,827	$1,350,397,781	$—	$1,361,241,608

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

36

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2020, the Fund designates 90.86% of distributions from net investment income as an exempt-interest dividend.

38

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

39

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board

40

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

41

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

42

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

43

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

44

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016	Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997). Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

45

Eaton Vance

Municipal Opportunities Fund

July 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.20

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2019 and July 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$36,050	$36,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,282	$6,772
All Other Fees(3)	$0	$0

Total	$45,332	$42,822

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$36,350	$36,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,389	$6,879
All Other Fees(3)	$0	$0

Total	$45,739	$43,229

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$38,100	$38,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,498	$5,988
All Other Fees(3)	$0	$0

Total	$46,598	$44,088

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$46,525	$69,675
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,905	$6,395
All Other Fees(3)	$0	$0

Total	$55,430	$76,070

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$51,375	$48,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,000	$7,490
All Other Fees(3)	$0	$0

Total	$61,375	$56,440

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$50,300	$49,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,889	$8,379
All Other Fees(3)	$0	$0

Total	$61,189	$57,829

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/18	9/30/18	7/31/19	8/31/19	9/30/19	7/31/20
Audit Fees	$256,285	$289,136	$258,700	$262,400	$295,750	$278,575
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$72,584	$66,534	$56,963	$69,473	$64,533	$41,903
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$328,869	$355,670	$315,663	$331,873	$360,283	$320,478

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/18	9/30/18	7/31/19	8/31/19	9/30/19	7/31/20
Registrant(1)	$72,584	$66,534	$56,963	$69,473	$64,533	$41,903
Eaton Vance(2)	$74,355	$126,485	$60,130	$8,000	$59,903	$51,800

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020